UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4791

                 AllianceBernstein Municipal Income Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: October 31, 2004

                      Date of reporting period: April 30, 2004





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ITEM 1.       REPORTS TO STOCKHOLDERS.



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Tax-Exempt Income
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[LOGO] AllianceBernstein(SM)
Investment Research and Management


AllianceBernstein Municipal Income Fund


Semi-Annual Report -- April 30, 2004

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

June 25, 2004

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Municipal Income Fund's semi-annual reporting period ended April 30, 2004.

Investment Objective and Policies

The five Portfolios of this open-end fund, by investing principally in high-yielding, predominantly medium-quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state personal income tax that is available without assuming undue risk. While these securities involve higher risk than higher-quality municipal obligations, they generally offer higher current yields.

Investment Results

The following table provides performance for the five portfolios of AllianceBernstein Municipal Income Fund and their benchmark, the Lehman Brothers (LB) Municipal Index, for the six- and 12-month periods ended April 30, 2004.

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INVESTMENT RESULTS*
Periods Ended April 30, 2004

                           ---------------------------------
                                        Returns
                           ---------------------------------
AllianceBernstein
Municipal Income Fund
Portfolio                     6 Months          12 Months
                           --------------     --------------
National                        2.36%              6.21%
------------------------------------------------------------
California                      2.52%              3.05%
------------------------------------------------------------
New York                        1.55%              4.35%
------------------------------------------------------------
Insured National                1.31%              4.26%
------------------------------------------------------------
Insured California              1.21%              1.11%
------------------------------------------------------------
Lehman Brothers
Municipal Index                 1.19%              2.68%
------------------------------------------------------------

* Each Portfolio's investment results are for the periods shown and are based on the net asset value (NAV) of each Portfolio's Class A shares as of April 30, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Class B and Class C shares will vary due to different expenses associated with these classes. Past performance is no guarantee of future results.

The unmanaged LB Municipal Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a total return performance benchmark for the investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Municipal Income Fund.

Additional investment results appear on pages 4-18.
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For the six-month period ended April 30, 2004, all of the AllianceBernstein


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ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 1

Municipal Income Fund Portfolios' Class A shares outperformed their benchmark, the LB Municipal Index, which represents the municipal market and posted a positive return of 1.19%. In general, the Portfolios benefited from security selection, especially in the tobacco settlement sector, during the six-month period under review. A more detailed description of each Portfolio's relative performance versus the LB Municipal Index follows.

National Portfolio - The National Portfolio's stronger relative performance was largely the result of security selection in the insured and tobacco settlement sectors. In addition, the Portfolio's performance benefited from the strong performance of its airline holdings.

California Portfolio - The California Portfolio's stronger relative performance was largely the result of security selection in the special tax and tobacco settlement sectors. In addition, the Portfolio's performance benefited from the strong performance of its utility holdings.

New York Portfolio - The New York Portfolio's stronger relative performance was largely the result of security selection in the special tax and tobacco settlement sectors.

Insured National Portfolio - The Insured National Portfolio's stronger relative performance was largely the result of security selection in the special tax and tobacco settlement sectors.

Insured California Portfolio - The Insured California Portfolio's stronger relative performance was largely the result of security selection in the tobacco settlement and pre-refunded/escrowed sectors.

Market Review and Investment Strategy

From October 31, 2003 to April 30, 2004, long-term municipal bond yields increased by approximately 13 basis points. Over that time period, the long municipal bond market slightly underperformed the taxable bond market on a pre-tax basis, but outperformed on an after-tax basis. For example, the LB Municipal Index gained 1.19% during the six-month period ended April 30, 2004 while the LB U.S. Aggregate Index, representing taxable bonds, generated a pre-tax return of 1.25% over the same period. The U.S. Treasury bond component of the aggregate index posted a lower pre-tax return of 0.75%. As of April 30, 2004, 30-year municipal bonds were yielding approximately 95% of comparable maturity U.S. Treasury bonds.

Continued weak economic conditions, as well as minimal concern for inflation, contributed to declining municipal bond yields through early March 2004. As signs of economic recovery emerged in the latter part of March and into early April, municipal bond yields started to rise in concert with taxable yields. In anticipation of a more imminent reaction by the U.S. Federal Reserve to the stronger economic indicators, the market began to push shorter maturity bond yields higher at a faster pace than longer maturity bonds. As a result, the


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2 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND
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difference between 30-year and five-year short-term municipal bond yields declined by 0.43%. The yield curve, a plot of bond yields sorted by ascending maturity, normally slopes upward for longer maturity bonds. When the difference in yield between short- and long-term bonds declines, the change in the shape of the curve is referred to as a "flattening." When the curve flattens, the cost, as measured by the decline in yield, of reducing interest rate sensitivity by moving from longer maturity bonds to shorter maturity bonds, declines.

The prolonged low rate environment has resulted in an increased demand for lower-rated bonds that carry higher yields. As demand for those higher yielding bonds increased, the incremental difference in yield compared to better quality bonds declined. As a result, higher yielding bonds, in general, generated strong relative performance over the period.

Given their lower credit profiles, the health care and industrial development sectors led the market in performance over the past six months. Two of the weakest performing sectors, pre-refunded bonds and housing bonds, were high credit quality sectors. Pre-refunded bonds typically have very short effective maturities so rising short-term rates hurt the performance of those securities. Continued concerns regarding increased refinancing activity limited price improvement in municipal housing bonds. Municipal housing bonds are secured by homeowners' mortgages. As homeowners prepay their mortgages, municipal housing bonds are redeemed at par (100% of face value). Typically, lower yields cause bond prices to increase, but if the market anticipates that a bond may be redeemed in the near term, it is unlikely to value the bond at a price much above par.


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ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 3

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS
National Portfolio


CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                                         NAV Returns       SEC Returns
                      1 Year                 6.21%             1.67%
                     5 Years                 3.54%             2.64%
                    10 Years                 5.76%             5.30%

                   SEC Yield*                4.96%
    Taxable Equivalent Yield**               8.51%



CLASS A SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
                                                           SEC Returns
                      1 Year                                   4.96%
                     5 Years                                   3.19%
                    10 Years                                   5.55%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuation in the Portfolio's securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2004.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


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4 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS
National Portfolio


CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                                          NAV Returns       SEC Returns
                      1 Year                 5.48%             2.48%
                     5 Years                 2.85%             2.85%
                    10 Years(a)              5.33%             5.33%

                   SEC Yield*                4.46%
    Taxable Equivalent Yield**               7.36%


CLASS B SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
                                                           SEC Returns
                      1 Year                                   5.80%
                     5 Years                                   3.37%
                    10 Years(a)                                5.57%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuation in the Portfolio's securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2004.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 5

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS
National Portfolio


CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                                          NAV Returns       SEC Returns
                      1 Year                 5.47%             4.47%
                     5 Years                 2.85%             2.85%
                    10 Years                 5.05%             5.05%

                   SEC Yield*                4.47%
    Taxable Equivalent Yield**               7.36%


CLASS C SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
                                                            SEC Returns
                      1 Year                                   7.91%
                     5 Years                                   3.39%
                    10 Years                                   5.30%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuation in the Portfolio's securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2004.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


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6 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS
California Portfolio


CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                                          NAV Returns       SEC Returns
                      1 Year                 3.05%            -1.32%
                     5 Years                 4.10%             3.20%
                    10 Years                 6.20%             5.74%

                   SEC Yield*                4.61%
    Taxable Equivalent Yield**               8.05%


CLASS A SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
                                                            SEC Returns
                      1 Year                                   1.47%
                     5 Years                                   3.70%
                    10 Years                                   6.00%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuation in the Portfolio's securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2004.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 7

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS
California Portfolio


CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                                          NAV Returns       SEC Returns
                      1 Year                 2.34%            -0.61%
                     5 Years                 3.37%             3.37%
                    10 Years(a)              5.74%             5.74%

                   SEC Yield*                4.10%
    Taxable Equivalent Yield**               6.89%


CLASS B SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
                                                           SEC Returns
                      1 Year                                   2.24%
                     5 Years                                   3.87%
                    10 Years(a)                                6.00%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuation in the Portfolio's securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2004.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


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8 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS
California Portfolio


CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                                          NAV Returns       SEC Returns
                      1 Year                 2.34%             1.36%
                     5 Years                 3.37%             3.37%
                    10 Years                 5.44%             5.44%

                   SEC Yield*                4.11%
    Taxable Equivalent Yield**               6.89%


CLASS C SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
                                                           SEC Returns
                      1 Year                                   4.24%
                     5 Years                                   3.87%
                    10 Years                                   5.70%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuation in the Portfolio's securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2004.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 9

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS
New York Portfolio


CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                                         NAV Returns       SEC Returns
                      1 Year                 4.35%            -0.05%
                     5 Years                 4.30%             3.41%
                    10 Years                 6.07%             5.61%

                   SEC Yield*                4.70%
    Taxable Equivalent Yield**               8.24%


CLASS A SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
                                                           SEC Returns
                      1 Year                                   2.43%
                     5 Years                                   3.85%
                    10 Years                                   5.82%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuation in the Portfolio's securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2004.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


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10 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS
New York Portfolio


CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                                         NAV Returns       SEC Returns
                      1 Year                 3.63%             0.65%
                     5 Years                 3.53%             3.53%
                    10 Years(a)              5.61%             5.61%

                   SEC Yield*                4.20%
    Taxable Equivalent Yield**               7.10%


CLASS B SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
                                                            SEC Returns
                      1 Year                                   3.21%
                     5 Years                                   3.98%
                    10 Years(a)                                5.79%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuation in the Portfolio's securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2004.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 11

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS
New York Portfolio


CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                                         NAV Returns       SEC Returns
                      1 Year                 3.74%             2.74%
                     5 Years                 3.55%             3.55%
                    10 Years                 5.30%             5.30%

                   SEC Yield*                4.20%
    Taxable Equivalent Yield**               7.08%


CLASS C SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
                                                            SEC Returns
                      1 Year                                   5.10%
                     5 Years                                   3.97%
                    10 Years                                   5.49%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuation in the Portfolio's securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2004.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS
Insured National Portfolio


CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                                         NAV Returns       SEC Returns
                      1 Year                 4.26%            -0.22%
                     5 Years                 4.23%             3.34%
                    10 Years                 5.99%             5.53%

                   SEC Yield*                4.25%
    Taxable Equivalent Yield**               7.43%


CLASS A SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
                                                           SEC Returns
                      1 Year                                   3.82%
                     5 Years                                   4.03%
                    10 Years                                   5.95%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuation in the Portfolio's securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2004.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 13

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS
Insured National Portfolio


CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                                         NAV Returns       SEC Returns
                      1 Year                 3.45%             0.46%
                     5 Years                 3.49%             3.49%
                    10 Years(a)              5.53%             5.53%

                   SEC Yield*                3.74%
    Taxable Equivalent Yield**               6.30%


CLASS B SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
                                                            SEC Returns
                      1 Year                                   4.56%
                     5 Years                                   4.18%
                    10 Years(a)                                5.97%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuation in the Portfolio's securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2004.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS
Insured National Portfolio


CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                                          NAV Returns       SEC Returns
                      1 Year                 3.45%             2.45%
                     5 Years                 3.51%             3.51%
                    10 Years                 5.26%             5.26%

                   SEC Yield*                3.74%
    Taxable Equivalent Yield**               6.28%


CLASS C SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
                                                            SEC Returns
                      1 Year                                   6.56%
                     5 Years                                   4.18%
                    10 Years                                   5.67%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuation in the Portfolio's securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2004.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 15

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS
Insured California Portfolio


CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                                          NAV Returns       SEC Returns
                      1 Year                 1.11%            -3.20%
                     5 Years                 4.53%             3.63%
                    10 Years                 6.18%             5.72%

                   SEC Yield*                4.23%
    Taxable Equivalent Yield**               7.20%


CLASS A SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
                                                            SEC Returns
                      1 Year                                   0.59%
                     5 Years                                   4.29%
                    10 Years                                   6.06%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuation in the Portfolio's securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2004.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS
Insured California Portfolio


CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                                          NAV Returns       SEC Returns
                      1 Year                 0.41%            -2.49%
                     5 Years                 3.77%             3.77%
                    10 Years(a)              5.69%             5.69%

                   SEC Yield*                3.71%
    Taxable Equivalent Yield**               6.04%


CLASS B SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
                                                            SEC Returns
                      1 Year                                   1.30%
                     5 Years                                   4.41%
                    10 Years(a)                                6.04%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuation in the Portfolio's securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2004.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 17

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS
Insured California Portfolio


CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                                         NAV Returns       SEC Returns
                      1 Year                 0.41%            -0.56%
                     5 Years                 3.76%             3.76%
                    10 Years                 5.38%             5.38%

                   SEC Yield*                3.71%
    Taxable Equivalent Yield**               6.04%


CLASS C SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
                                                            SEC Returns
                      1 Year                                   3.30%
                     5 Years                                   4.41%
                    10 Years                                   5.73%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Price fluctuation in the Portfolio's securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2004.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                   National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2004 (unaudited)


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------

MUNICIPAL BONDS-97.3%

        Long-Term Municipal Bonds-97.1%
        Arizona-1.2%
NR      Estrella Mtn Ranch CFD
        (Desert Village) Ser 02
        7.375%, 7/01/27                               $ 2,944     $   2,978,563
NR      Sundance CFD
        Ser 02
        7.75%, 7/01/22                                  1,000         1,004,030
NR      Vistancia CFD
        Ser 02
        6.75%, 7/15/22                                  2,000         2,022,280
                                                                  -------------
                                                                      6,004,873
                                                                  -------------
        California-4.9%
AAA     California Dept Wtr Rev
        FSA Ser 03
        9.272%, 5/01/11(a)                              2,650         3,179,205
BBB+    California Dept Wtr Rev
        Ser 02A
        5.375%, 5/01/22                                 2,000         2,050,840
AAA     California GO
        AMBAC Ser 02B
        5.00%, 4/01/27                                  2,650         2,635,558
BBB     California GO
        Ser 02
        5.25%, 2/01/30                                  1,800         1,772,370
        5.25%, 4/01/30                                    825           812,328
BBB     Ser 03
        5.00%, 2/01/32                                    650           615,459
        5.00%, 2/01/33                                  2,400         2,270,496
        5.25%, 2/01/24                                  2,000         1,999,840
BBB     Ser 04
        5.00%, 2/01/33                                  3,000         2,838,120
        5.125%, 2/01/28                                 1,500         1,456,770
AAA     Manteca Uni Sch Dist
        MBIA Ser 01
        Zero coupon, 9/01/31(h)                        11,910         2,523,967
AAA     San Jose MFHR
        (Almaden Apts) Ser 01G AMT
        5.35%, 7/15/34                                  3,025         3,057,791
                                                                  -------------
                                                                     25,212,744
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 19

                                   National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        Colorado-1.5%
AA+     Colorado HFA SFMR
        (Mtg Rev) Ser 99A-2 AMT
        6.45%, 4/01/30                                $ 1,290     $   1,344,644
BBB     Colorado Hlth Fac Hosp Rev
        (Vail Valley) Ser 01
        5.80%, 1/15/27                                  2,300         2,318,216
D       Denver City & Cnty Arpt Auth
        (United Airlines) Ser 92A AMT
        6.875%, 10/01/32(b)                             5,075         3,990,980
                                                                  -------------
                                                                      7,653,840
                                                                  -------------
        Connecticut-5.0%
BBB     Connecticut Dev Auth PCR
        (Ct Light & Pwr Co Proj) Ser 93 AMT
        5.95%, 9/01/28                                 11,000        11,403,810
AAA     Connecticut GO
        MBIA Ser 04-428
        8.64%, 12/01/11(a)                              6,000         6,965,760
AAA     New Haven GO
        MBIA Ser 04-256
        8.84%, 5/01/15(a)                               6,730         7,557,050
                                                                  -------------
                                                                     25,926,620
                                                                  -------------
        Florida-20.8%
NR      Beacon Tradeport CDD
        Ser 02B
        7.25%, 5/01/33                                  1,770         1,842,658
NR      Bonnet Creek CDD
        Ser 02
        7.25%, 5/01/18                                  2,000         2,079,520
Aaa     Brevard Cnty HFA SFMR
        (Mtg Rev) FHA Ser 94 AMT
        6.70%, 9/01/27(c)                                 445           456,348
NR      Clay Cnty CDD
        (Crossings at Fleming Island) Ser 00C
        7.05%, 5/01/15                                  2,085         2,201,176
NR      Collier Cnty CFD
        (Fiddlers Creek) Ser 96
        7.50%, 5/01/18                                  1,140         1,203,145
NR      Collier Cnty IDR
        (Southern St Util) Ser 96 AMT
        6.50%, 10/01/25                                 3,605         3,625,512
AAA     Dade Cnty Arpt Rev
        (Miami Int'l) MBIA Ser 95B AMT
        6.00%, 10/01/24                                 4,730         5,029,362
NR      Gateway CDD
        (Sun City Center)
        5.50%, 5/01/10                                    945           949,007


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                   National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
AA      Jacksonville Elec Auth
        Ser 02A
        5.50%, 10/01/41                               $ 3,750     $   3,916,350
AA      Jacksonville Hosp Rev
        (Mayo Clinic) Ser 01C
        5.50%, 11/15/36                                10,000        10,280,600
NR      Lee Cnty CDD
        (Miromar Lakes) Ser 00A
        7.25%, 5/01/12                                  4,975         5,198,328
NR      Lee Cnty CDD
        (Stoneybrook) Ser 98
        5.70%, 5/01/08                                    130           131,289
NR      Lee Cnty CFD
        (Herons Glen) Ser 99
        6.00%, 5/01/29                                 10,310        10,366,396
Aaa     Lee Cnty HFA SFMR
        (Mtg Rev) GNMA/FNMA
        Ser 00A-1 AMT
        7.20%, 3/01/33(c)                                 295           299,266
NR      Manatee Cnty CDD
        (Tara) Ser 00A
        7.15%, 5/01/31                                  1,915         2,006,154
NR      Manatee Cnty CDD
        (Tara) Ser 00B
        6.75%, 5/01/10                                  1,170         1,229,775
NR      Marshall Creek CDD
        Ser 02
        6.625%, 5/01/32                                 1,730         1,778,942
BB      Miami Beach Hosp Rev
        (Mt Sinai Med Center) Ser 01A
        6.80%, 11/15/31                                 3,500         3,551,835
AAA     Miami Dade Cnty HFA MFHR
        (Marbrisa Apts) FSA Ser 00-2A AMT
        6.15%, 8/01/38                                  4,200         4,452,672
AAA     Northern Palm Beach Cnty
        (ABACOA) Ser 96A
        7.20%, 8/01/16                                  8,000         9,078,080
        7.30%, 8/01/27                                  8,000         9,095,600
A3      Orange Cnty HFA MFHR
        (Seminole Pt Proj) Ser 99L AMT
        5.80%, 6/01/32(c)                               6,855         7,026,238
NR      Orlando Assess Dist
        (Conroy Rd Proj) Ser 98A
        5.80%, 5/01/26                                  3,250         3,263,000
A       Pasco Cnty HFA MFHR
        (Pasco Woods Apts) Ser 99A AMT
        5.90%, 8/01/39                                  3,690         3,788,523
NR      Pier Park CDD
        Ser 02-1
        7.15%, 5/01/34                                  4,700         4,847,439


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 21

                                   National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
NR      Preserve at Wilderness Lake CDD
        Ser 02B
        6.20%, 11/01/08                               $ 1,235     $   1,252,327
Aaa     St Johns Cnty CDD
        (Julington Creek Plantation) Ser 97
        6.70%, 5/01/07(c)                                 580           621,835
Baa3    Volusia Cnty Ed Fac
        (Embry-Riddle Aero Univ) Ser 96A
        6.125%, 10/15/26(c)                             4,135         4,233,868
NR      Westchester CDD
        Ser 03
        6.00%, 5/01/23                                  3,000         3,022,380
                                                                  -------------
                                                                    106,827,625
                                                                  -------------
        Hawaii-0.5%
AAA     Hawaii Elec Rev
        XLCA Ser 03 AMT
        5.00%, 12/01/22                                 2,500         2,490,925
                                                                  -------------
        Illinois-3.8%
AAA     Chicago Arpt Rev
        (O'Hare Int'l Arpt) MBIA Ser 02A AMT
        5.375%, 1/01/32                                 7,500         7,572,075
AAA     Chicago Arpt Rev
        (O'Hare Int'l Arpt) XLCA Ser 03B-1
        5.25%, 1/01/34                                  3,400         3,448,620
AAA     Chicago HFA SFMR
        (Mtg Rev) GNMA/FNMA/FHLMC
        Ser 00A AMT
        5.60%, 9/01/19                                    260           260,806
Aaa     Chicago HFA SFMR
        (Mtg Rev) GNMA/FNMA/FHLMC
        Ser 98A AMT
        6.45%, 9/01/29(c)                                 915           935,194
Aaa     Ser 98C-1 AMT
        6.30%, 9/01/29(c)                                 725           749,222
Aaa     Ser 99A AMT
        6.35%, 10/01/30(c)                                765           790,031
Aaa     Ser 99C AMT
        7.05%, 10/01/30(c)                                360           370,919
NR      Chicago Spl Assess
        (Lake Shore East) Ser 03
        6.75%, 12/01/32                                 3,500         3,576,650
AAA     Met Pier & Expo Auth Special Tax Rev
        (McCormick Place) MBIA Ser 02A
        5.25%, 6/15/42                                  1,750         1,770,107
                                                                  -------------
                                                                     19,473,624
                                                                  -------------
        Iowa-0.2%
BBB     Iowa
        Tobacco Settlement Bonds Ser 01B
        5.30%, 6/01/25                                  1,350         1,111,833
                                                                  -------------

_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                   National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        Louisiana-1.1%
BBB     De Soto Parish PCR
        (Int'l Paper Co) Ser 02A
        5.00%, 10/01/12                               $ 4,000     $   4,256,560
Baa3    Louisiana Arpt Fac
        (Cargo ACQ Grp) Ser 02 AMT
        6.65%, 1/01/25(c)                               1,190         1,236,624
                                                                  -------------
                                                                      5,493,184
                                                                  -------------
        Maine-0.5%
BBB     Jay PCR
        (Int'l Paper) Ser 99A AMT
        6.25%, 9/01/23                                  2,300         2,419,577
                                                                  -------------
        Maryland-1.5%
Aa2     Maryland CDA SFMR
        (Mtg Rev) Ser 00A AMT
        6.10%, 7/01/38(c)                               6,285         6,530,492
NR      Maryland IDR
        (Med Waste Assoc) Ser 89 AMT
        8.75%, 11/15/10                                 1,225         1,062,590
                                                                  -------------
                                                                      7,593,082
                                                                  -------------
        Massachusetts-7.2%
AA      Massachusetts Dev Fin Agy Hlth Fac
        (Seven Hills) Asset Gty Ser 99
        5.15%, 9/01/28                                  6,035         5,993,177
AA-     Massachusetts GO
        Ser 02C
        5.25%, 11/01/30                                 1,780         1,946,857
AA-     Massachusetts GO
        Ser 02C Prerefunded
        5.25%, 11/01/30                                 3,220         3,558,519
A+      Massachusetts Port Auth
        Ser 99D AMT
        6.00%, 7/01/29                                  7,500         8,094,525
AAA     Massachusetts Port Auth Spec Fac
        (BosFuel Corp) MBIA Ser 97 AMT
        6.00%, 7/01/36                                 11,920        12,759,883
AAA     Massachusetts Port Auth Spec Fac
        (Delta Airlines) AMBAC Ser 01A AMT
        5.00%, 1/01/27                                  3,000         2,920,470
A3      New England Student Loan Rev
        Ser 93H AMT
        6.90%, 11/01/09(c)                              1,500         1,699,830
                                                                  -------------
                                                                     36,973,261
                                                                  -------------

_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 23

                                   National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        Michigan-4.8%
BB-     Detroit Local Dev Fin Auth
        (DaimlerChrysler Assembly Plant) Ser 98A
        5.50%, 5/01/21                                 $  545     $     438,142
AAA     Michigan HDA MFHR
        (Rental Rev) AMBAC Ser 97A AMT
        6.10%, 10/01/33                                 1,000         1,034,100
AA-     Michigan Hosp Rev
        (Trinity Health) Ser 00A
        6.00%, 12/01/27                                 4,515         4,802,380
A       Michigan Hosp Rev
        (Sparrow Med Center) Ser 01
        5.625%, 11/15/36                                2,650         2,666,880
A-      Michigan Strategic Fund PCR
        (Detroit Edison) Ser 01B AMT
        5.65%, 9/01/29                                    500           506,230
BB-     Midland Cnty PCR
        (CMS Energy) Ser 00A AMT
        6.875%, 7/23/09                                 8,000         8,312,320
A       Saginaw Hosp Rev
        (Covenant Med Ctr) Ser 00F
        6.50%, 7/01/30                                  6,375         6,838,781
                                                                  -------------
                                                                     24,598,833
                                                                  -------------
        Minnesota-0.7%
AAA     Minn-St Paul Met Arpt Rev
        FGIC Ser 00B AMT
        6.00%, 1/01/21                                  3,520         3,817,370
                                                                  -------------
        Mississippi-0.4%
BBB     Warren Cnty PCR
        (Int'l Paper) Ser 99A AMT
        6.25%, 9/01/23                                  1,800         1,877,004
                                                                  -------------
        Missouri-0.4%
Baa3    Kansas City Arpt Fac Rev
        (Cargo ACQ Grp) Ser 02
        6.25%, 1/01/30(c)                               1,990         1,979,732
                                                                  -------------
        Nevada-1.7%
AA      Carson City Hosp Rev
        (Carson-Tahoe Hosp Proj) Radian
        Ser 03A
        5.125%, 9/01/29                                 3,700         3,570,056
NR      North Las Vegas CDD
        Ser 03
        6.40%, 12/01/22                                 1,000         1,014,990
AAA     Reno Special Tax Rev
        AMBAC Ser 02
        5.25%, 6/01/41                                  4,000         4,049,680
                                                                  -------------
                                                                      8,634,726
                                                                  -------------

_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                   National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        New Hampshire-0.8%
BBB+    New Hampshire Bus Fin Auth PCR
        (Public Service Co) Ser 93E AMT
        6.00%, 5/01/21                               $  4,000     $   4,143,560
                                                                  -------------
        New Jersey-1.9%
B       New Jersey Eco Dev Auth
        (Continental Airlines) Ser 00 AMT
        7.20%, 11/15/30                                 5,950         5,252,422
Aaa     New Jersey Ed Facs Auth
        AMBAC Ser 03
        9.32%, 9/01/21(a)(c)                            4,000         4,412,160
                                                                  -------------
                                                                      9,664,582
                                                                  -------------
        New York-5.5%
Aa3     Grand Central
        Ser 04-394
        8.60%, 1/01/12(a)(c)                            1,785         1,918,500
Aa2     New York City Mun Wtr Fin Auth
        Ser 04-401
        15.94%, 12/15/11(a)(c)                          4,345         5,024,558
A       New York GO
        Ser 03
        5.50%, 8/01/21                                  5,000         5,277,400
        5.75%, 3/01/15                                  2,350         2,565,354
        5.75%, 3/01/17                                  1,900         2,056,845
A       New York GO
        Ser 04I
        5.00%, 8/01/21                                  2,460         2,469,594
A       New York GO
        Ser 97A Prerefunded
        6.25%, 8/01/17                                  5,750         6,391,700
A       New York IDA
        (Lycee Francais) ACA Ser 02C
        6.80%, 6/01/28                                  2,500         2,541,250
                                                                  -------------
                                                                     28,245,201
                                                                  -------------
        Ohio-4.4%
NR      Cuyahoga Cnty Port Auth Rev
        Ser 01
        7.35%, 12/01/31                                 5,400         5,575,392
A       Franklin Cnty
        (OCLC Online Computer Libry Ctr) Ser 98
        5.20%, 10/01/20                                 1,200         1,244,520
Aaa     Ohio HFA SFMR
        (Mtg Rev) GNMA Ser 00A-1 AMT
        6.35%, 9/01/31(c)                                 380           388,930
A-      Toledo Lucas Cnty Port Auth Rev
        (Crocker Park Proj) Ser 03
        5.375%, 12/01/35                                5,000         4,770,050


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 25

                                   National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
Baa2    Toledo Lucas Cnty Port Fac Rev
        (CSX Transp) Ser 92
        6.45%, 12/15/21(c)                            $ 9,730     $  10,601,905
                                                                  -------------
                                                                     22,580,797
                                                                  -------------
        Oregon-0.8%
Aa2     Oregon Hsg Dev Agy SFMR
        (Mtg Rev) Ser 02B AMT
        5.45%, 7/01/32(c)                               3,925         3,947,373
                                                                  -------------
        Pennsylvania-5.2%
A       Montgomery Cnty Hosp Rev
        (Abington Mem Hosp) Ser 02A
        5.125%, 6/01/32                                 2,000         1,943,400
Aaa     Pennsylvania HFA
        FSA Ser 03-1235
        5.41%, 6/01/08(a)                               1,000         1,000,000
Aaa     Pennsylvania HFA SFMR
        (Mtg Rev) Ser 03 AMT
        1.61%, 6/01/08(a)(c)                            6,000         6,000,000
A       Pennsylvania Hgr Ed Hosp Rev
        (UPMC) Ser 01A
        6.00%, 1/15/31                                  3,845         4,027,753
AAA     South Central Hosp Rev
        (Wellspan Hlth) MBIA Ser 01
        5.25%, 5/15/31(d)                               6,300         6,423,858
AAA     Washington Cnty
        Capital Funding AMBAC Ser 99
        6.15%, 12/01/29                                 6,480         7,415,323
                                                                  -------------
                                                                     26,810,334
                                                                  -------------
        Puerto Rico-0.1%
AAA     Puerto Rico HFC SFMR
        (Mtg Rev) GNMA Ser 98C AMT
        5.20%, 12/01/32                                   815           818,431
                                                                  -------------
        Rhode Island-0.6%
AA-     Rhode Island Hosp Rev
        (Memorial Hosp) Ser 03
        4.00%, 7/01/12                                  1,000           995,830
BBB     Rhode Island Solid Waste Disp Rev
        (Waste Management, Inc. Proj)
        Ser 04A AMT
        2.75%, 4/01/16                                  2,000         2,000,340
                                                                  -------------
                                                                      2,996,170
                                                                  -------------
        South Carolina-0.1%
AAA     Richland Lexington Arpt Rev
        (Columbia Met Arpt) FSA Ser 04
        5.125%, 1/01/25                                   500           484,950
                                                                  -------------

_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                   National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        South Dakota-0.2%
BBB     South Dakota
        Tobacco Settlement Bonds Ser 02B
        6.50%, 6/01/32                                $ 1,000     $     925,070
                                                                  -------------
        Texas-16.0%
BBB     Alliance Arpt Fac
        (Federal Express) Ser 96 AMT
        6.375%, 4/01/21                                12,550        13,290,450
AAA     Corpus Christi Arpt Rev
        (Corpus Christi Int'l) FSA Ser 00B
        5.375%, 2/15/30                                 7,100         7,357,162
AAA     Dallas Fort Worth Arpt Rev
        FGIC Ser 01 AMT
        5.50%, 11/01/35                                20,000        20,343,400
AAA     Dallas Fort Worth Arpt Rev
        MBIA Ser 03M AMT
        5.25%, 11/01/25                                 5,000         5,040,850
AAA     Ector Cnty Sch Dist
        Ser 03
        5.25%, 8/15/27                                  5,000         5,121,350
Baa3    Grapevine Arpt Rev
        (Cargo ACQ Grp) Ser 02 AMT
        6.50%, 1/01/24(c)                               1,000         1,031,910
AA+     Harris Cnty GO
        (Flood Ctl Contract) Ser 03
        5.00%, 10/01/23                                 1,950         1,996,956
B-      Houston Arpt Fac
        (Continental Airlines) Ser 01E AMT
        7.00%, 7/01/29                                  3,750         3,231,037
B-      Houston Arpt Fac
        (Continental Airlines) Ser 97B AMT
        6.125%, 7/15/27                                 4,000         3,086,680
B-      Houston Arpt Fac
        (Continental Airlines) Ser 98C AMT
        5.70%, 7/15/29                                  4,000         2,837,280
Baa3    Houston Arpt Rev
        (Cargo ACQ Grp) Ser 02 AMT
        6.375%, 1/01/23(c)                              3,000         3,050,520
AA+     San Antonio GO
        Ser 02
        5.00%, 2/01/22                                  3,100         3,151,491
BBB-    Seguin Hgr Ed Rev
        (Texas Lutheran Univ Proj) Ser 04
        5.25%, 9/01/28                                  1,000           928,960
AAA     Texas Turnpike Auth
        AMBAC Series 02A
        5.50%, 8/15/39                                  7,500         7,781,925
BBB     Tyler Hosp Rev
        (Mother Francis Regl Hlth) Ser 01
        6.00%, 7/01/31                                  3,900         3,959,865
                                                                  -------------
                                                                     82,209,836
                                                                  -------------

_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 27

                                   National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        Utah-0.4%
AAA     St George GO
        AMBAC Ser 04
        5.00%, 8/01/21                                $ 2,110     $   2,162,560
                                                                  -------------
        Virginia-1.3%
A2      Arlington IDA Hosp Rev
        (Arlington Hlth Sys) Ser 01
        5.25%, 7/01/31(c)                               1,000         1,000,650
NR      Bell Creek CDD
        Ser 03A
        6.75%, 3/01/22                                  2,823         2,848,830
NR      Broad St CDD
        Ser 03
        7.50%, 6/01/33                                  3,000         2,949,270
                                                                  -------------
                                                                      6,798,750
                                                                  -------------
        Washington-2.7%
AAA     King Cnty Sewer Rev
        FSA Ser 02A
        5.25%, 1/01/32(e)                               3,000         3,045,120
BBB     Washington
        Tobacco Settlement Bonds Ser 02
        6.625%, 6/01/32                                12,000        11,077,920
                                                                  -------------
                                                                     14,123,040
                                                                  -------------
        Wisconsin-0.5%
Baa3    Milwaukee Arpt Rev
        (Cargo ACQ Grp) Ser 02 AMT
        6.50%, 1/01/25(c)                               2,345         2,394,480
                                                                  -------------
        U. S. Virgin Islands-0.4%
AAA     Virgin Islands Pub Fin Auth
        FSA Ser 03A-1233
        19.817%, 10/01/13(a)                              255           357,191
AAA     Virgin Islands Pub Fin Auth
        FSA Ser 03B-1233
        19.817%, 10/01/14(a)                              150           207,345
AAA     Virgin Islands Pub Fin Auth
        FSA Ser 03C-1233
        21.077%, 10/01/15(a)                              210           312,858
AAA     Virgin Islands Pub Fin Auth
        FSA Ser 03D-1233
        21.077%, 10/01/16(a)                              540           783,664
AAA     Virgin Islands Pub Fin Auth
        FSA Ser 03E-1233
        21.077%, 10/01/17(a)                              330           467,620
                                                                  -------------
                                                                      2,128,678
                                                                  -------------
        Total Long-Term Municipal Bonds
        (cost $483,349,186)                                         498,522,665
                                                                  -------------

_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                   National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        Short-Term Municipal Note(f)-0.2%
        Minnesota-0.2%
Aaa     Robbinsdale Hosp Rev
        (No Mem Hlth) AMBAC Ser 03
        1.00%, 5/15/33(g)                              $  950     $     950,000
                                                                  -------------
        Total Short-Term Municipal Notes
        (cost $950,000)                                                 950,000
                                                                  -------------
        Total Investments-97.3%
        (cost $484,299,186)                                         499,472,665
        Other assets less liabilities-2.7%                           13,652,513
                                                                  -------------
        Net Assets-100%                                           $ 513,125,178
                                                                  =============


INTEREST RATE SWAP TRANSACTIONS (see Note D)

                                                 Rate Type
                                           --------------------
                                            Payments   Payments
                                              made     received    Unrealized
      Swap         Notional   Termination    by the     by the    Appreciation/
  Counterparty      Amount        Date      Portfolio  Portfolio  (Depreciation)
-------------------------------------------------------------------------------
   J.P. Morgan   $ 8,700,000    11/18/04     1.297%      BMA*      $ (10,690)
   J.P. Morgan    11,200,000    06/08/05     1.250%      BMA*         45,255
   Merrill Lynch  28,700,000    02/03/06      BMA*     85.10% of      12,916
                                                       1 Month
                                                        LIBOR+
   Merrill Lynch   6,735,000    01/29/05      1.25%      BMA*         (4,574)


*  BMA (Bond Market Association)

+  LIBOR (London Interbank Offered Rate)


FINANCIAL FUTURES CONTRACTS (See Note D)

                                                      Value at     Unrealized
                Number of   Expiration    Original    April 30,   Appreciation/
    Type        Contracts      Month       Value        2004     (Depreciation)
-------------------------------------------------------------------------------
PURCHASED CONTRACTS

U.S. T-Note
10 Yr Future         46     June 2004   $ 5,164,704   $ 5,083,000     $(81,704)

Municipal 10 Yr
Index Future         28     June 2004     2,908,355     2,828,875      (79,480)

SOLD CONTRACTS

Swap 10 Yr
Future               95     June 2004    10,339,800    10,203,594      136,206
                                                                      --------
                                                                      $(24,978)
                                                                      ========


See footnote summary on page 60.

See Glossary of Terms on page 60.

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 29

                           Insured National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2004 (unaudited)

Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        MUNICIPAL BONDS-99.1%
        Long-Term Municipal Bonds-99.1%
        Alabama-0.6%
AAA     Jefferson Cnty Wtr & Swr Rev
        FGIC Ser 02B
        5.00%, 2/01/41(e)                              $  625     $     683,144
AAA     Jefferson Cnty Wtr & Swr Rev
        FGIC Ser 02B Prerefunded
        5.00%, 2/01/41                                    375           405,727
                                                                  -------------
                                                                      1,088,871
                                                                  -------------
        Alaska-3.9%
AAA     Alaska HFC SFMR
        (Mtg Rev) MBIA Ser 97A
        6.00%, 6/01/27                                  6,500         6,693,050
                                                                  -------------
        California-11.2%
AAA     California GO
        AMBAC
        Ser 02B
        5.00%, 4/01/27                                  3,000         2,983,650
AAA     Ser 03
        5.00%, 2/01/33                                  4,365         4,299,219
AAA     California GO
        FSA Ser 03
        5.00%, 2/01/29                                  3,645         3,614,054
BBB     California GO
        Ser 02
        5.25%, 2/01/30                                  2,000         1,969,300
BBB     Ser 04
        5.00%, 2/01/33                                  1,500         1,419,060
        5.25%, 4/01/27                                  1,000           988,650
AAA     Golden St
        Tob Settlement Bonds XLCA Ser 03
        5.50%, 6/01/33                                  2,000         2,064,780
AAA     San Bernardino Cnty Redev
        (Ontario Proj #1) MBIA Ser 93 ETM
        5.80%, 8/01/23                                  2,000         2,038,020
                                                                  -------------
                                                                     19,376,733
                                                                  -------------
        Colorado-8.0%
AAA     Denver City & Cnty Arpt Rev
        MBIA Ser 95A
        5.70%, 11/15/25                                 6,375         6,759,285


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                           Insured National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
AAA     Northwest Parkway Toll Rev
        FSA Ser 01C
        5.80%, 6/15/11(h)                            $ 10,000     $   7,075,100
                                                                  -------------
                                                                     13,834,385
                                                                  -------------
        Connecticut-1.6%
AAA     Connecticut GO
        MBIA Ser 04-412
        8.64%, 12/01/11(a)                              2,500         2,812,950
                                                                  -------------
        Florida-1.9%
AA      Volusia Cnty Hlth Fac
        (John Knox Village) Asset Gty Ser 96A
        6.00%, 6/01/17                                  3,000         3,204,390
                                                                  -------------
        Illinois-6.2%
AAA     Chicago Arpt Rev
        (O'Hare Int'l Arpt) XLCA Ser 03
        5.25%, 1/01/34                                  1,700         1,724,310
AAA     Chicago Stadium Rev
        (Soldier Field) AMBAC Ser 01
        5.50%, 6/15/30(h)                              10,000         7,321,600
AAA     Met Pier & Expo Auth
        (McCormick Place) MBIA Ser 02A
        5.25%, 6/15/42                                  1,750         1,770,108
                                                                  -------------
                                                                     10,816,018
                                                                  -------------
        Iowa-1.0%
BBB     Iowa
        Tobacco Settlement Bonds Ser 01B
        5.30%, 6/01/25                                  2,000         1,647,160
                                                                  -------------
        Massachusetts-6.3%
AAA     Massachusetts HFA MFHR
        (Rental Rev) AMBAC Ser 93A
        6.15%, 10/01/15                                    40            40,419
AA      Massachusetts Hlth & Ed Facs Hosp Rev
        (Berkshire Hlth Sys) Asset Gty Ser 01E
        5.70%, 10/01/25                                 8,500         8,939,195
AA      Massachusetts Hlth & Ed Facs Hosp Rev
        (Cape Cod Healthcare) Asset Gty Ser 01C
        5.25%, 11/15/31                                 1,900         1,894,471
                                                                  -------------
                                                                     10,874,085
                                                                  -------------
        Michigan-8.3%
AAA     Detroit Wtr Sply Sys
        FGIC Ser 01
        5.50%, 7/01/33                                  1,450         1,501,562


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 31

                           Insured National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
Aaa     Kalamazoo Hosp Rev
        (Borgess Med Ctr) FGIC Ser 94A ETM
        9.258%, 6/01/11(a)(c)                         $ 5,140     $   5,366,314
AAA     Michigan Pub Pwr Agy Rev
        (Belle River) MBIA Ser 02-1102
        13.287%, 1/01/11(a)                             1,455         1,907,883
AAA     Michigan Strategic Fund
        (Detroit Edison Co) MBIA Ser 95AA
        6.40%, 9/01/25                                  2,335         2,522,197
AAA     Michigan Trunk Line Fund
        FSA Ser 01A
        5.25%, 11/01/30                                 1,000         1,022,340
A       PontiacTax Increment
        ACA Ser 02
        5.625%, 6/01/22                                   700           722,806
AAA     Royal Oak Hosp Rev
        (William Beaumont) MBIA Ser 01M
        5.25%, 11/15/35                                 1,300         1,319,344
                                                                  -------------
                                                                     14,362,446
                                                                  -------------
        Minnesota-4.4%
AA      Waconia Hlth Fac
        (Ridgeview Med Ctr) Asset Gty Ser 99A
        6.125%, 1/01/29                                 7,095         7,694,031
                                                                  -------------
        Nevada-2.0%
AA      Carson City Hosp Rev
        (Carson-Tahoe Hosp) Radian Ser 03A
        5.125%, 9/01/29                                 2,100         2,026,248
AAA     Reno Special Tax Rev
        (Retrac Transp Proj) AMBAC Ser 02
        5.25%, 6/01/41                                  1,500         1,518,630
                                                                  -------------
                                                                      3,544,878
                                                                  -------------
        New Hampshire-1.4%
AAA     New Hampshire Hosp Rev
        (Mary Hitchcock Hosp) FSA Ser 02
        5.50%, 8/01/27                                  2,250         2,354,400
                                                                  -------------
        New Jersey-2.3%
AAA     New Jersey Ed Facs Auth Rev
        AMBAC Ser 02A
        5.125%, 9/01/22                                 2,500         2,584,500
AAA     New Jersey Ed Facs Auth Rev
        AMBAC Ser 03
        9.32%, 9/01/21(a)                               1,210         1,334,678
                                                                  -------------
                                                                      3,919,178
                                                                  -------------

_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                           Insured National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        New York-4.6%
AAA     Nassau Cnty Hlth Fac Rev
        (Nassau Hlth Sys) FSA Ser 99
        5.75%, 8/01/29                                $ 7,600     $   8,050,756
                                                                  -------------
        Ohio-9.5%
AAA     Akron Higher Ed
        (Univ of Akron) FGIC Ser 99
        5.75%, 1/01/29                                  1,000         1,139,830
AA      Fairfield Cnty Hosp Rev
        (Fairfield Med Ctr Proj) Radian Ser 03
        5.00%, 6/15/28                                  1,725         1,673,181
AAA     Hamilton Cnty Sales Tax Rev
        AMBAC Ser 00B
        5.25%, 12/01/32                                 7,600         7,743,336
AAA     Summit Cnty GO
        FGIC Ser 00 Prerefunded
        6.00%, 12/01/21                                 5,000         5,851,350
                                                                  -------------
                                                                     16,407,697
                                                                  -------------
        Pennsylvania-10.6%
AA-     Allegheny Cnty Hgr Ed Rev
        (Carnegie Mellon Univ) Ser 02
        5.50%, 3/01/28                                  7,665         8,010,922
AAA     Pennsylvania Turnpike Transp Rev
        AMBAC Ser 01
        5.25%, 7/15/41                                 10,000        10,079,000
AAA     Washington Cnty
        AMBAC Ser 99
        6.15%, 12/01/29                                   200           228,868
                                                                  -------------
                                                                     18,318,790
                                                                  -------------
        Puerto Rico-4.8%
AAA     Puerto Rico Elec Pwr Auth
        XLCA Ser 02-1
        5.25%, 7/01/22(d)                               7,935         8,328,497
                                                                  -------------
        Rhode Island-5.9%
BBB     Rhode Island
        Tobacco Settlement Bonds Ser 02A
        6.25%, 6/01/42                                  1,535         1,346,072
AA      Rhode Island Eco Dev Auth
        (Providence Place Mall Proj) Asset Gty
        Ser 00
        6.125%, 7/01/20                                 8,000         8,855,680
                                                                  -------------
                                                                     10,201,752
                                                                  -------------
        Texas-3.1%
AA+     San Antonio GO
        Ser 02
        5.00%, 2/01/23                                  1,485         1,501,989


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 33

                           Insured National Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
AA+     San Antonio GO
        Ser 02 Prerefunded
        5.00%, 2/01/23                                $    15     $      16,322
AAA     Texas Turnpike Auth
        AMBAC Series 02A
        5.50%, 8/15/39                                  3,750         3,890,962
                                                                  -------------
                                                                      5,409,273
                                                                  -------------
        West Virginia-1.5%
Aaa     Fairmont Higher Ed
        (Fairmont St Col) FGIC Ser 02A
        5.375%, 6/01/27(c)                              2,500         2,596,550
                                                                  -------------
        Total Investments-99.1%
        (cost $164,601,030)                                         171,535,890
        Other assets less liabilities-0.9%                            1,591,069
                                                                  -------------
        Net Assets-100%                                           $ 173,126,959
                                                                  =============


INTEREST RATE SWAP TRANSACTIONS (see Note D)

                                                Rate Type
                                          ---------------------
                                           Payments    Payments
                                             made      received    Unrealized
      Swap         Notional   Termination    by the     by the    Appreciation/
  Counterparty      Amount        Date     Portfolio   Portfolio  (Depreciation)
-------------------------------------------------------------------------------
   J.P. Morgan   $ 4,605,000    11/18/04     1.297%       BMA*      $  (5,659)
   J.P. Morgan     2,500,000    06/08/05     1.257%       BMA*         11,664
   Merrill Lynch   9,500,000    02/03/06      BMA*      85.10% of       4,275
                                                         1 Month
                                                          LIBOR+


*  BMA (Bond Market Association)

+  LIBOR (London Interbank Offered Rate)


FINANCIAL FUTURES CONTRACTS SOLD (See Note D)

                                                       Value at
               Number of   Expiration    Original      April 30,    Unrealized
     Type      Contracts      Month        Value         2004      Appreciation
-------------------------------------------------------------------------------
  U.S. T-Note
  10 Yr Future     56       June 2004    $6,504,540    $6,188,000     $316,540


See footnote summary on page 60.

See Glossary of Terms on page 60.

See notes to financial statements.


_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                   New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2004 (unaudited)


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        MUNICIPAL BONDS-99.8%
        Long-Term Municipal Bonds-97.9%
        Arizona-0.2%
NR      Goodyear IDA Wtr & Swr Rev
        (Litchfield Park Proj) Ser 01 AMT
        6.75%, 10/01/31                               $ 1,000     $   1,036,390
                                                                  -------------
        California-2.4%
BBB     California GO
        Ser 04
        5.00%, 2/01/33                                  7,300         6,906,092
        5.20%, 4/01/26                                  1,000           985,800
        5.25%, 4/01/27                                  1,500         1,482,975
        5.25%, 4/01/34                                  2,000         1,964,360
                                                                  -------------
                                                                     11,339,227
                                                                  -------------
        Florida-2.8%
NR      Crossings at Fleming Island CDD
        (Eagle Harbor) Ser 00
        7.10%, 5/01/30                                  5,500         5,774,065
NR      Fiddlers Creek CDD
        Ser 96
        7.50%, 5/01/18                                  3,810         4,021,036
NR      Fiddlers Creek CDD
        Ser 99B
        5.80%, 5/01/21                                  1,885         1,862,945
NR      Manatee Cnty CDD
        (Heritage Harbor South) Ser 02B
        5.40%, 11/01/08                                   930           939,951
NR      Marshall Creek CDD
        Ser 02A
        6.625%, 5/01/32                                   985         1,012,866
                                                                  -------------
                                                                     13,610,863
                                                                  -------------
        Illinois-0.6%
NR      Antioch Village Spl Svc Area
        (Clublands Proj) Ser 03
        6.625%, 3/01/33                                 1,000           968,690
NR      Yorkville Spl Serv Area
        (Raintree Vlg Proj) Ser 03
        6.875%, 3/01/33                                 2,000         2,025,620
                                                                  -------------
                                                                      2,994,310
                                                                  -------------

_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 35

                                   New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        Nevada-0.7%
NR      Clark Cnty Impt Dist
        Ser 03
        6.10%, 8/01/18                                $ 1,500     $   1,488,570
NR      Henderson Local Impt Dist
        Ser 03
        5.80%, 3/01/23                                  1,000         1,009,050
NR      North Las Vegas CDD
        Ser 03
        6.40%, 12/01/22                                 1,000         1,014,990
                                                                  -------------
                                                                      3,512,610
                                                                  -------------
        New York-86.4%
Baa1    Cattaraugus Cnty Hgr Ed
        (Jamestown) Ser 00A
        6.50%, 7/01/30(c)                               1,000         1,080,030
AA      Cortland County Hosp Rev
        (Cortland Mem Hosp) Radian Ser 02
        5.25%, 7/01/32                                  2,700         2,699,811
BBB     Essex Cnty IDR
        (Int'l Paper) Ser 95A AMT
        5.80%, 12/01/19                                 5,000         5,152,200
Aaa     Glen Cove IDR
        (The Regency at Glen Cove) Ser 92B ETM
        Zero coupon, 10/15/19(c)                       14,510         6,954,498
Aa3     Grand Central Dist Mgmt Assn Inc
        Ser 04-394
        8.60%, 1/01/12(c)                               1,785         1,918,500
A-      Hempstead Hgr Ed
        (Adelphi Univ) Ser 02
        5.50%, 6/01/32                                  1,500         1,533,255
BBB-    Herkimer Cnty IDR Hgr Ed
        (Herkimer CC Stud Hsg) Ser 00
        6.50%, 11/01/30                                 2,000         2,154,220
Aaa     Horseheads CCRC
        (Appleridge Retrmt Cmmty) GNMA Ser 99
        5.75%, 9/01/41(c)                               4,000         4,201,760
AAA     Long Island Power Auth Elec Rev
        FSA Ser 01A
        5.25%, 9/01/28(e)                              10,000        10,237,200
AAA     Metro Trans Auth
        MBIA Ser 04-1257
        9.65246%, 7/01/11(a)                            5,000         6,213,300
Aa1     Monroe Cnty MFHR
        (Southview Towers Proj) Sonyma
        Ser 00 AMT
        6.25%, 2/01/31(c)                               1,130         1,213,970


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                   New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
A       New York City Cultural Resources
        (Museum American Folk Art) ACA Ser 00
        6.125%, 7/01/30                              $  3,000     $   3,193,920
AAA     New York City Cultural Resources
        (Museum of Modern Art) AMBAC Ser 01D
        5.125%, 7/01/31                                15,000        15,233,700
A       New York City Ed Fac
        (Lycee Francais) ACA Ser 02C
        6.80%, 6/01/28                                  2,500         2,541,250
A       New York City Ed Fac
        (Magen David Yeshivah Proj) ACA Ser 02
        5.70%, 6/15/27                                  2,500         2,567,500
Aa3     New York City Ed Fac
        (Spence School)
        5.20%, 7/01/34(c)                               3,155         3,202,956
A       New York City GO
        Ser 03
        5.75%, 3/01/15                                  2,350         2,565,354
        5.75%, 3/01/17                                  1,900         2,056,845
A       New York City GO
        Ser 96A Prerefunded
        6.25%, 8/01/17                                 15,500        17,229,800
A       New York City GO
        Ser 96J
        6.00%, 2/15/24                                 10,130        10,777,611
A       New York City GO
        Ser 96J Prerefunded
        6.00%, 2/15/24                                  1,070         1,163,796
AA      New York City HDC MFHR
        (Rental Hsg) Ser 01C-2 AMT
        5.40%, 11/01/33                                 3,030         3,034,939
AA      New York City HDC MFHR
        (Rental Hsg) Ser 02A AMT
        5.50%, 11/01/34                                 1,250         1,266,100
AAA     New York City Hlth & Hosp Rev
        AMBAC Ser 03A
        5.25%, 2/15/22                                  5,000         5,162,850
AAA     New York City Hosp Rev
        (Health Sys) FSA Ser 02A
        5.125%, 2/15/23                                 1,500         1,524,405
BBB-    New York City IDA
        (Brooklyn Navy Yard) Series 97 AMT
        5.75%, 10/01/36                                 3,000         2,656,920
BBB-    New York City IDA Spl Fac
        (Airis JFK Proj) Ser 01A
        5.50%, 7/01/28                                  9,000         8,572,140
BB-     New York City IDA Spl Fac
        (British Airways) Ser 98 AMT
        5.25%, 12/01/32                                 1,175           864,354


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 37

                                   New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
BBB+    New York City IDR Spl Fac
        (Terminal One) Ser 94 AMT
        6.125%, 1/01/24                              $ 20,690     $  21,157,180
AA      New York City Mun Wtr Fin Auth
        Ser 03A
        5.00%, 6/15/27                                  1,000           998,590
Aa2     New York City Mun Wtr Fin Auth
        Ser 04-401
        15.94%, 12/15/11(a)(c)                            750           867,300
AAA     New York City TFA
        MBIA Ser 03-1114
        8.21%, 2/01/15(a)                               3,300         3,702,270
AA+     New York City TFA
        Ser 00B Prerefunded
        6.00%, 11/15/29                                 6,000         6,985,380
AA+     New York City TFA
        Ser 02A
        5.50%, 11/01/26                                 5,000         5,584,000
A       New York GO
        Ser 01B
        5.50%, 12/01/31                                12,000        12,404,400
A       New York GO
        Ser 04I
        5.00%, 8/01/21                                 11,400        11,444,460
AAA     New York GO
        XLCA Ser 04-1249
        8.65%, 8/01/18(a)                               5,000         5,414,300
BBB     New York St Env Solid Waste Disp Rev
        (Waste Mgmnt Proj) Ser 02A
        2.90%, 5/01/12                                  3,500         3,500,000
AA-     New York State
        Tobacco Settlement Bonds Ser 03-1156
        9.515%, 6/01/14(a)                              2,500         2,810,400
AAA     New York State Dorm Auth
        (Lutheran Med Ctr) MBIA Ser 03
        5.00%, 8/01/31                                  2,000         2,001,240
AAA     New York State Dorm Auth
        (Personal Income Tax) Ser 03A
        5.00%, 3/15/32                                  4,000         3,917,280
AA-     New York State Dorm Auth
        Ser 02
        5.00%, 7/01/32                                  4,000         4,383,680
AAA     New York State Dorm Auth Hlth Fac
        (Nursing Home) FHA Ser 02
        5.20%, 2/01/32                                  3,965         4,033,277
Aa3     New York State Dorm Auth Hlth Fac
        (Sr Communities) Ser 00
        5.70%, 7/01/29(c)                               4,000         4,151,080


_______________________________________________________________________________

38 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                   New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
AAA     New York State Dorm Auth Hosp Rev
        (Mem Sloan-Kettering Ctr) MBIA Ser 03A
        5.00%, 7/01/22                                $ 5,000     $   5,095,350
Aa3     New York State Dorm Auth MFHR
        (Joachim & Anne Residence) Ser 02
        5.25%, 7/01/27(c)                               1,000           997,270
A       New York State Metro Trans Auth
        Ser 02
        5.25%, 11/15/31                                 5,000         5,075,450
A       New York State Metro Trans Auth
        Ser 02A
        5.125%, 11/15/31                                5,500         5,495,875
AA-     New York State Metro Trans Auth
        Ser 02A
        5.25%, 11/15/30                                10,000        10,157,800
AA      New York State UDC Spl Tax
        (Empire State) Ser 02A
        5.25%, 3/15/32                                  3,945         3,997,981
BBB     Niagara Cnty IDA Wtr & Swr
        (American Ref-Fuel Corp) Ser 01C AMT
        5.625%, 11/15/24                                3,000         3,109,860
AAA     Niagara Frontier Trans Arpt Rev
        (Buffalo Niagara) MBIA AMT
        5.625%, 4/01/29                                 2,500         2,581,225
AAA     NYS Dorm Auth Hlth Fac
        (Eger Rehab Ctr) FHA
        6.10%, 8/01/37                                  4,145         4,612,473
BB      NYS Dorm Auth Hosp Rev
        (Mount Sinai) Ser 00
        6.50%, 7/01/25                                 10,000        10,044,200
AAA     NYS Energy Res & Dev Auth
        (Brooklyn Union Gas) MBIA AMT
        10.093%, 7/08/26(a)                             6,000         6,167,400
A-      NYS Energy Res & Dev Auth Elec Rev
        (Long Island Ltg Co) Ser 95A AMT
        5.30%, 8/01/25                                  7,500         7,563,450
AAA     NYS Energy Res & Dev Auth PCR
        (NYS Elec & Gas) MBIA Ser 87A AMT
        6.15%, 7/01/26                                 15,000        15,985,950
AAA     NYS Energy Res & Dev Auth PCR
        (NYS Elec & Gas) MBIA Ser 88A AMT
        5.95%, 12/01/27                                 6,700         6,853,229
AAA     NYS Mtg Agy SFMR
        (Mtg Rev) Ser 24 AMT
        6.125%, 10/01/30                                1,315         1,341,839
Aaa     NYS Mtg Agy SFMR
        (Mtg Rev) Ser 31A AMT
        5.30%, 10/01/31(c)                             10,000        10,010,900


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 39

                                   New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
Aa1     NYS Mtg Agy SFMR
        (Mtg Rev) Ser 82 AMT
        5.65%, 4/01/30(c)                            $  5,940     $   6,022,328
AAA     NYS Mtg Agy SFMR
        Ser 29 AMT
        5.45%, 4/01/31                                  9,000         9,052,650
Aa1     NYS Mtg Agy SFMR
        Ser 84 AMT
        5.95%, 4/01/30(c)                              20,290        21,073,803
A+      Onondaga Cnty IDR Swr Rev
        (Anheuser Busch) Ser 99 AMT
        6.25%, 12/01/34                                 3,500         3,698,135
AA-     Onondaga Cnty PCR
        (Bristol-Myers Squibb) AMT
        5.75%, 3/01/24                                  4,000         4,280,120
Baa3    Onondaga County IDA Arpt Fac
        (Cargo ACQ Grp) Ser 02 AMT
        6.125%, 1/01/32(c)                              1,000         1,010,940
AA-     Port Auth of NY & NJ
        (95th Street) AMT
        6.125%, 7/15/29                                16,075        16,367,887
AAA     Port Auth of NY & NJ
        (96th Street) FGIC Ser 94 AMT
        6.60%, 10/01/23                                   510           525,152
AAA     Port Auth of NY & NJ
        (JFK Int'l Proj) MBIA Ser 97-6 AMT
        5.75%, 12/01/22(e)                              8,820         9,405,648
AAA     Port Auth of NY & NJ
        Ser 03 AMT
        8.286%, 12/15/12(a)                             4,500         4,857,660
AAA     Spencerport Uni Sch Dist
        MBIA Ser 02
        5.00%, 6/15/21                                  2,500         2,569,100
Baa3    Staten Island Hosp Rev
        (Staten Island Hosp) Ser 01B
        6.375%, 7/01/31(c)                              1,990         1,955,752
NR      Suffolk County IDR
        (Nissequogue Cogen Fac) Ser 98 AMT
        5.50%, 1/01/23                                  7,750         7,178,593
AA-     Triborough Bridge & Tunnel Auth
        Ser 02A
        5.00%, 1/01/32                                  5,000         4,955,250
Ba1     Ulster Cnty
        Tobacco Settlement Bonds Ser 01
        6.00%, 6/01/40(c)                               1,000           928,070
        6.25%, 6/01/25(c)(h)                            1,690         1,600,869
        6.45%, 6/01/40(c)(h)                            1,630         1,005,303
AAA     Yonkers IDA Hlth Fac
        (Malotz Pavilion Proj) MBIA Ser 99
        5.65%, 2/01/39                                    700           727,769
                                                                  -------------
                                                                    416,633,302
                                                                  -------------


_______________________________________________________________________________

40 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                   New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        Ohio-0.5%
B-      Cleveland Arpt Rev
        (Continental Airlines) Ser 98 AMT
        5.375%, 9/15/27                              $  3,365     $   2,340,459
                                                                  -------------
        Puerto Rico-2.6%
AAA     Puerto Rico Elec Pwr Auth
        XLCA Ser 02-1
        5.25%, 7/01/22(d)                              10,000        10,495,900
AAA     Puerto Rico HFC SFMR
        (Mtg Rev) Ser 01A
        5.20%, 12/01/33                                 1,900         1,911,761
                                                                  -------------
                                                                     12,407,661
                                                                  -------------
        Texas-1.0%
B       Harris Cnty Arpt Rev
        (Continental Airlines) Ser 98 AMT
        5.375%, 7/01/19                                 3,155         2,310,280
B-      Houston Arpt Rev
        (Continental Airlines) Ser 01E AMT
        7.00%, 7/01/29                                  3,050         2,627,911
                                                                  -------------
                                                                      4,938,191
                                                                  -------------
        Virginia-0.7%
NR      Bell Creek CDD
        Ser 03A
        6.75%, 3/01/22                                    941           949,610
NR      Broad Str Parking Fac
        Ser 03
        7.50%, 6/01/33                                  2,680         2,634,681
                                                                  -------------
                                                                      3,584,291
                                                                  -------------
        Total Long-Term Municipal Bonds
          (cost $453,642,069)                                       472,397,304
                                                                  -------------
        Short-Term Municipal Notes(f)-1.9%
        Arizona-0.5%
A-1     Coconino Cnty PCR
        (Arizona Pub Svc-Navajo Proj)
        Ser 94A AMT
        1.13%, 10/01/29                                 2,500         2,500,000
                                                                  -------------
        Minnesota-0.1%
VMIG1   Minnesota Hgr Ed Rev
        (Saint Olaf College) Ser 02
        1.10%, 10/01/20(c)                                500           500,000
                                                                  -------------

_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 41

                                   New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        New York-0.8%
A-1+    New York City TFA
        Ser 01B
        1.08%, 2/01/31                                 $  100     $     100,000
A-1+    Ser 02-3F
        1.08%, 11/01/22                                 1,500         1,500,000
A-1+    Ser 98C
        1.08%, 5/01/28                                    500           500,000
VMIG1   New York St Job Dev Auth
        Series 92A-1-25 AMT
        1.12%, 3/01/07(c)                                 400           400,000
A-1+    Port Auth of NY & NJ
        (Versatile Structure) Ser 94-2
        1.08%, 5/01/19                                    300           300,000
A-1+    Port Auth of NY & NJ
        (Versatile Structure) Ser 96-5
        1.08%, 8/01/24                                    700           700,000
                                                                  -------------
                                                                      3,500,000
                                                                  -------------
        Ohio-0.4%
VMIG1   Franklin Cnty Hosp Rev
        (U.S. Health Corp) Ser 96A
        1.09%, 12/01/21(c)                              2,000         2,000,000
                                                                  -------------
        Wyoming-0.1%
A-1+    Sublette Cnty PCR
        (Exxon Proj) Ser 87A
        1.07%, 7/01/17                                    500           500,000
                                                                  -------------
        Total Short-Term Municipal Notes
          (cost $9,000,000)                                           9,000,000
                                                                  -------------
        Total Investments-99.8%
          (cost $462,642,069)                                       481,397,304
        Other assets less liabilities-0.2%                              931,704
                                                                  -------------
        Net Assets-100%                                           $ 482,329,008
                                                                  =============

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42 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                   New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


INTEREST RATE SWAP TRANSACTIONS (see Note D)

                                                 Rate Type
                                           --------------------
                                            Payments  Payments
                                              made    received    Unrealized
      Swap         Notional   Termination    by the    by the    Appreciation/
  Counterparty      Amount       Date      Portfolio  Portfolio  (Depreciation)
-------------------------------------------------------------------------------
  J. P. Morgan   $ 3,900,000   07/01/12      5.115%     LIBOR+    $(166,182)
  J. P. Morgan     2,500,000   06/08/05      1.250%       BMA*       10,102
  J. P. Morgan     5,000,000   06/13/05      1.245%       BMA*       19,301
  J. P. Morgan     4,500,000   06/15/15      3.777%       BMA*      (14,768)
  Merrill Lynch   27,300,000   02/03/06       BMA*     85.10% of     12,285
                                                       1 Month
                                                         LIBOR+
  J. P. Morgan     6,800,000   11/18/04      1.297%       BMA*       (8,356)


*  BMA (Bond Market Association)

+  LIBOR (London Interbank Offered Rate)


FINANCIAL FUTURES CONTRACTS (see Note D)

                                                      Value at     Unrealized
                   Number of  Expiration   Original   April 30,   Appreciation/
     Type          Contracts    Month       Value       2004     (Depreciation)
-------------------------------------------------------------------------------
PURCHASED CONTRACTS

Municipal 10 Yr
Index Future           32     June 2004   $3,323,901   $3,233,000     $(90,901)

SOLD CONTRACTS

U.S. T-Note
10 Yr Future           63     June 2004    7,045,097    6,961,500       83,597
                                                                      --------
                                                                      $ (7,304)
                                                                      ========


See footnote summary on page 60.

See Glossary of Terms on page 60.

See notes to financial statements.


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ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 43

                                 California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2004 (unaudited)

Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        MUNICIPAL BONDS-98.7%
        Long-Term Municipal Bonds-94.8%
        California-94.0%
AAA     Alameda Corridor Trans Auth Rev
        MBIA Ser 99
        Zero coupon, 10/01/34                         $15,000     $   2,605,950
AAA     Alameda Transp Auth
        MBIA Ser 99A
        Zero coupon, 10/01/36                          39,940         6,087,655
        Zero coupon, 10/01/37                           9,000         1,294,380
BBB+    Assoc Bay Area Gov Hosp Rev
        (Sharp Medical) Ser 01A
        6.125%, 8/15/20                                12,500        13,076,250
AAA     Assoc Bay Area Gov MFHR
        (Civic Cntr Dr Apt) FSA Ser 99-A AMT
        5.875%, 3/01/32                                16,880        17,355,003
NR      Brentwood Fin Auth
        Ser 02
        6.125%, 9/02/32                                 5,000         4,903,950
NR      Calaveras Cnty CDD
        (Saddle Creek) Ser 01
        7.00%, 9/01/26                                  6,955         7,250,170
BBB     California Cnty Tob Sec Agy
        (Fresno Cnty) Ser 02
        6.125%, 6/01/38                                 5,000         4,331,400
A+      California Cnty Tob Sec Agy
        (Fresno Cnty) Ser 02
        6.00%, 5/01/37                                  5,000         4,258,400
AAA     California Dept of Wtr Res
        FGIC Ser 02A
        5.125%, 5/01/18                                10,000        10,533,400
AAA     California Dept of Wtr Res
        FSA Ser 03-244
        9.33%, 5/01/11(h)                               2,655         3,185,203
BBB+    California Dept of Wtr Res
        Ser 02A
        5.375%, 5/01/21                                 3,000         3,093,780
AAA     California Dept Transp Rev
        FGIC Ser 04A
        5.00%, 2/01/13                                 16,750        18,089,497
BBB     California GO
        5.00%, 2/01/32                                 13,200        12,498,552
        5.125%, 6/01/31                                 1,730         1,657,894
        5.25%, 2/01/30                                 14,000        13,785,100
AAA     California GO
        MBIA Ser 02
        5.00%, 2/01/32                                  3,500         3,453,205


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44 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                 California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
BBB     California GO
        Ser 02
        5.25%, 4/01/30                               $  1,175     $   1,156,952
BBB     Ser 03
        5.25%, 2/01/24                                  3,500         3,499,720
BBB     Ser 04
        5.00%, 2/01/33                                 13,605        12,870,874
        5.125%, 2/01/28                                 3,500         3,399,130
        5.30%, 4/01/29                                  4,400         4,359,520
AAA     California HFA SFMR
        (Mtg Rev) FHA Ser 95A-2 AMT
        6.45%, 8/01/25                                  1,760         1,772,443
AAA     California HFA SFMR
        (Mtg Rev) FSA Ser 01-M AMT
        Zero coupon, 8/01/32                           13,535         2,539,572
AAA     California HFA SFMR
        (Mtg Rev) FSA Ser 01B AMT
        Zero coupon, 8/01/31                           15,850         3,529,954
AAA     California HFA SFMR
        (Mtg Rev) MBIA Ser 97M AMT
        5.60%, 8/01/29                                    655           660,685
AA      California HFA SFMR
        (Mtg Rev) Ser 99A-2 AMT
        5.25%, 8/01/26                                  4,800         4,756,080
BBB-    California Hgr Ed
        (Col of Arts & Crafts) Ser 01
        5.875%, 6/01/30                                 2,200         2,218,216
AAA     California Hosp Rev
        (Cottage Hlth Sys) MBIA Ser 03B
        5.00%, 11/01/23                                 2,500         2,518,775
A       California Hosp Rev
        (Kaiser Hosp) Ser 01A
        5.55%, 8/01/31                                 20,000        20,447,800
AAA     California Hosp Rev
        (Lucile Salter Packard Hosp) AMBAC
        Ser 03C
        5.00%, 8/15/21                                  3,365         3,442,496
A       California Infra & Eco Dev Bank
        (American Ctr/Wine Food & Art) ACA
        Ser 99
        5.80%, 12/01/29                                 3,465         3,626,261
Aa2     California Infra & Eco Dev Bank
        Ser 04-407
        15.97%, 4/01/12(a)(c)                           2,485         2,799,204
AAA     California Poll Ctl Fin Auth
        (Pacific Gas & Elec) MBIA Ser 96A AMT
        5.35%, 12/01/16                                15,500        16,225,555


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 45

                                 California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
AAA     California Poll Ctl Fin Auth
        (So Calif Edison) MBIA Ser 99C AMT
        5.55%, 9/01/31                                $ 7,950     $   8,227,693
BBB     California Poll Ctl Fin Auth
        (So Calif Edison) Ser 92B AMT
        6.40%, 12/01/24                                 9,280         9,408,435
A       California Poll Ctl Fin Auth
        (Tracy Material Recovery) ACA
        Ser 99A AMT
        5.70%, 8/01/14                                  3,670         3,930,717
BBB-    California Pub Wks Lease Rev
        (Coalinga) Ser 04A
        5.50%, 6/01/22                                  3,500         3,589,635
        5.50%, 6/01/23                                  3,290         3,358,728
AAA     California Pub Wks Lease Rev
        XLCA Ser 04-413
        8.64%, 12/01/11(a)                             10,070        10,994,023
AAA     California Rural MFA SFMR
        (Mtg Rev) GNMA/FNMA AMT
        Ser 00B
        6.25%, 12/01/31                                   700           701,260
AAA     Ser 00D
        6.00%, 12/01/31                                 2,330         2,420,381
AAA     Ser 99A
        5.40%, 12/01/30                                 1,085         1,092,758
AAA     California Rural MFA SFMR
        (Mtg Rev) MBIA Ser 99A AMT
        5.40%, 12/01/30                                 2,655         2,681,178
Baa3    California Statewide
        Tobacco Settlement Bonds Ser 02B
        6.00%, 5/01/43(c)                               5,000         4,213,850
NR      California Statewide Comm Dev Auth
        (San Diego Space & Science) Ser 96
        7.50%, 12/01/16                                 2,850         3,223,236
NR      California Statewide Comm Dev Auth
        Ed Fac (Drew College Prep) Ser 00
        7.25%, 10/01/30                                 8,000         8,493,040
NR      California Statewide Comm Dev Auth
        Ed Fac (Live Oak Sch) Ser 00
        6.25%, 10/01/12                                 1,000           990,290
        6.75%, 10/01/30                                 3,000         3,011,190
NR      California Statewide Comm Dev Auth
        Ed Fac (Saint Mark's School) Ser 01
        6.75%, 6/01/28                                  2,555         2,569,001
NR      California Statewide Comm Dev Auth
        Ed Fac (Sonoma Cntry Day Sch) Ser 99
        6.00%, 1/01/29                                 13,765        13,957,435


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46 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                 California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
NR      California Statewide Comm Dev Auth
        Ed Fac (Wildwood Elem School) Ser 01
        7.00%, 11/01/29                               $ 8,000     $   8,196,080
NR      California Statewide Comm Dev Auth
        Ed Fac (Windward Sch) Ser 99
        6.90%, 9/01/23                                  2,000         2,059,000
Aaa     California Statewide MFHR
        (Highland Creek Apts) FNMA
        Ser 01K AMT
        5.40%, 4/01/34(c)                               5,745         5,829,337
AAA     California Statewide MFHR
        (Santa Paula Vlg Apt) FNMA
        Ser 98D AMT
        5.43%, 5/01/28                                  2,090         2,112,342
AAA     California Veterans Hsg
        AMBAC Ser 02A
        5.35%, 12/01/27                                22,320        22,645,872
NR      Carson Assmt Dist
        (Dominguez Tech Ctr) Ser 01-1
        6.35%, 9/02/23                                  3,825         3,982,322
        6.375%, 9/02/31                                 5,000         5,144,450
AAA     Castaic Lake Wtr Agy
        AMBAC Ser 04A
        5.00%, 8/01/16                                  1,275         1,342,805
        5.00%, 8/01/18                                  3,050         3,173,799
        5.00%, 8/01/20                                  3,380         3,458,653
AAA     Castaic Lake Wtr Agy
        MBIA Ser 01A
        5.20%, 8/01/30                                  1,625         1,655,956
NR      Chino CFD
        (Spectrum South) Ser 99
        6.35%, 9/01/29                                  3,450         3,496,334
NR      Chino Hills CFD
        (Fairfield Ranch) Ser 00
        6.95%, 9/01/30                                  5,200         5,522,920
AA-     Chula Vista PCR
        (San Diego Gas & Elec) Ser 92A AMT
        6.40%, 12/01/27                                23,240        23,709,448
NR      Corona CFD
        (Eagle Glen) Ser 98
        5.875%, 9/01/23                                 3,260         3,287,905
NR      Corona CFD
        (Eagle Glen) Ser 98 ETM
        5.875%, 9/01/23                                 3,185         3,212,264
NR      Eastern Wtr CFD
        (Morningstar Ranch) Ser 02
        6.40%, 9/01/32                                  1,400         1,428,378
        6.40%, 9/01/32                                  2,415         2,493,294
BBB     El Centro Fin Auth Hosp Rev
        (El Centro Med Ctr) Ser 01
        5.375%, 3/01/26                                18,000        18,013,860


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 47

                                 California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
NR      Elk Grove Assmt Dist
        (E. Franklin Cmnty) Ser 02
        5.80%, 8/01/25                                $ 1,000     $     993,860
        6.00%, 8/01/33                                  5,000         5,056,700
NR      Elk Grove Spl Tax
        (Poppy Ridge) Ser 03
        6.00%, 9/01/34                                  2,000         1,969,600
NR      Encinitas Rec Rev
        (Encinitas Ranch Golf Course) Ser 96A
        7.75%, 9/01/26                                 10,090        10,725,771
NR      Fontana
        (Heritage West End) Ser 99A
        6.50%, 9/01/28                                  8,920         9,271,805
AAA     Fontana Pub Fin Auth
        (No Fontana Redev Proj) AMBAC Ser 03A
        5.50%, 9/01/32                                  1,000         1,042,610
AAA     Fresno Joint Pwrs Lease Rev
        XLCA Ser 04A
        5.25%, 10/01/21                                 1,265         1,311,666
        5.25%, 10/01/24                                 2,160         2,206,807
        5.375%, 10/01/17                                1,315         1,400,712
AAA     Gilroy Uni Sch Dist
        FGIC
        5.00%, 8/01/27                                  1,500         1,503,180
NR      Kern Cnty
        (Tejon Industrial Complex) Ser 00A
        7.20%, 9/01/30                                  5,815         6,061,556
        7.20%, 9/01/30                                  4,110         4,284,264
BBB     Kern Cnty
        Tobacco Settlement Bonds Ser 02A
        6.125%, 6/01/43                                 5,000         4,294,500
BBB     Kern Cnty
        Tobacco Settlement Bonds Ser 02B
        6.25%, 6/01/37                                  6,000         5,297,820
NR      La Verne Spl Tax
        Ser 98
        5.875%, 3/01/14                                 5,585         5,763,329
NR      Lammersville Sch Dist CFD
        (Mountain House) Ser 02
        6.375%, 9/01/32                                 6,250         6,102,875
AA-     Long Beach Port Fac
        Ser 93 AMT
        5.125%, 5/15/18                                   440           444,888
BBB-    Los Angeles Cmnty Redev Agy
        Ser 04L
        5.00%, 3/01/17                                  2,565         2,521,934
        5.10%, 3/01/19                                  1,350         1,311,619
AAA     Los Angeles Cnty Arpt
        (Ontario Int'l Arpt) FGIC Ser 96A AMT
        6.00%, 5/15/22                                 12,780        13,612,489
AAA     Los Angeles Cnty Pub Works
        AMBAC Ser 97V- B
        5.125%, 12/01/29                                3,400         3,446,716


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48 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                 California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
AAA     Los Angeles Cnty Transp Auth
        FGIC Ser 00A
        5.25%, 7/01/30                                $ 2,750     $   2,832,418
AAA     Los Angeles Cnty Transp Auth
        FSA Ser 04R-265
        16.36%, 7/01/18(a)                              3,500         4,126,640
BBB-    Los Angeles Comm Redev MFHR
        (Grand Ctrl Proj) Ser 93A AMT
        5.85%, 12/01/26                                 4,030         3,831,482
AAA     Los Angeles Dept of Wtr & Pwr Elec Rev
        MBIA Ser 01A
        5.00%, 7/01/24                                  1,500         1,508,025
AA      Los Angeles Dept of Wtr & Pwr Elec Rev
        Ser 01A
        5.125%, 7/01/41                                 5,030         4,943,484
AAA     Los Angeles Dept of Wtr & Pwr Elec Rev
        Ser 03A
        5.00%, 7/01/22                                  5,000         5,102,800
AAA     Los Angeles Harbor Rev
        MBIA Ser 96B AMT
        6.20%, 8/01/25                                 10,000        10,821,800
AA      Los Angeles Harbor Rev
        Ser 96B AMT
        5.375%, 11/01/23                                8,250         8,399,490
AAA     Los Angeles MFHR
        (Park Plaza West) GNMA AMT
        5.50%, 1/20/43                                  5,000         5,119,250
AAA     Los Angeles Uni Sch Dist
        MBIA Ser 03A-1116
        9.3195%, 1/01/11(a)                             4,850         5,669,941
Aaa     Marin Wtr Dist Rev
        AMBAC Ser 04
        5.25%, 7/01/20(c)                               3,040         3,183,610
Baa3    Merced Cnty
        Tobacco Settlement Bonds Ser 02A
        5.875%, 6/01/43(c)                              2,500         2,116,725
AAA     Modesto Lease Rev
        FSA Ser 04A
        5.00%, 7/01/22                                  3,000         3,054,840
NR      Murrieta CFD
        (Blackmore Ranch) Ser 03
        6.10%, 9/01/34                                  1,000           988,990
NR      Murrieta Vly CFD
        Ser 02
        6.00%, 9/01/33                                  1,000           974,340
NR      Novato CFD
        (Hamilton Field) Ser 95
        7.375%, 9/01/25                                10,345        10,761,697
NR      Ontario Calif Assmt Dist
        (Calif Commerce Ctr So)
        7.70%, 9/02/10                                  4,835         5,046,966


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 49

                                 California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
NR      Orange Cnty CFD
        (Ladera Ranch) Ser 99A
        6.70%, 8/15/29                                $ 3,000     $   3,152,670
AAA     Orange Cnty Sr Lien
        (Foothill/Eastern Corr) Ser 95 ETM
        Zero coupon, 1/01/24                           10,255         3,632,834
        Zero coupon, 1/01/25                           15,000         5,010,150
        Zero coupon, 1/01/27                           10,000         2,970,700
        Zero coupon, 1/01/28                           10,000         2,796,300
        Zero coupon, 1/01/30                            7,935         1,972,482
AAA     Orange Cnty Sr Lien
        (San Joaquin Hills Transp Corr) MBIA
        Zero coupon, 1/15/36                           62,415        10,224,201
AAA     Orange Cnty Sr Lien
        (San Joaquin Hills Transp Corr)
        Ser 93 ETM
        Zero coupon, 1/01/17                            6,000         3,295,980
        Zero coupon, 1/01/19                           20,000         9,796,000
        Zero coupon, 1/01/20                           20,000         9,231,200
        Zero coupon, 1/01/21                           20,000         8,644,800
        Zero coupon, 1/01/23                           25,000         9,421,500
AAA     Palm Springs Arpt Rev
        (Palm Springs Regional Arpt) MBIA
        Ser 92 AMT
        6.00%, 1/01/22                                  6,860         6,886,411
AAA     Palm Springs COP Ser 91B ETM
        Zero coupon, 4/15/21                           37,500        15,328,500
A-      Placer Cnty
        (Wtrn Placer Wst Mgmt) Ser 94 AMT
        6.75%, 7/01/14                                  5,800         5,946,160
AAA     Pomona Pub Fin Auth Swr Rev
        MBIA Ser AF
        5.00%, 12/01/37                                 1,405         1,386,932
AAA     Port of Oakland
        FGIC Ser 02L AMT
        5.375%, 11/01/27                                2,500         2,534,850
BBB     Port of Oakland Spec Fac
        (Mitsui OSK Lines) Ser 92A AMT
        6.80%, 1/01/19                                  2,360         2,378,266
NR      Poway CFD Ser 02
        5.75%, 9/01/32                                  3,350         3,271,912
NR      Rancho Cordova CFD
        (Sunridge Anatolia) Ser 03
        6.00%, 9/01/28                                  2,000         1,982,120
NR      Riverside CFD
        (MTN Cove) Ser 00
        6.50%, 9/01/25                                  3,390         3,462,749
NR      Riverside Cnty Assmt Dist
        (Winchester Prop) Ser 94C Prerefunded
        10.00%, 9/02/14                                 4,095         4,318,628


_______________________________________________________________________________

50 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                 California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
AAA     Rocklin Uni Sch Dist
        MBIA Ser 04
        5.00%, 9/01/25                                $ 1,000     $   1,000,670
NR      Roseville CFD
        (No Central Roseville Highland Park)
        Ser 99-A
        5.80%, 9/01/17                                  6,685         6,785,074
AAA     Roseville COP
        AMBAC Ser 03A
        5.00%, 8/01/25                                  7,490         7,522,432
AA-     Roseville High Sch Dist
        Ser 01E
        5.25%, 8/01/26                                  2,435         2,490,348
NR      Sacramento CFD
        (N Natomas Drain) Ser 00B
        7.25%, 9/01/30                                  5,375         5,613,543
NR      Sacramento CFD
        (No Natomas Proj) Ser 97A
        6.75%, 9/01/27                                  2,160         2,225,232
AAA     Sacramento Cnty Arpt Rev
        MBIA Ser 96A AMT
        5.90%, 7/01/24                                  5,050         5,422,589
AAA     Sacramento Cnty Hsg Auth MFHR
        (Cottage Estates) FNMA Ser 00B AMT
        6.00%, 2/01/33                                  5,300         5,566,802
AAA     Sacramento Cnty Hsg Auth MFHR
        (Terracina Pk Meadows Apts) AMBAC
        Ser 02D AMT
        5.25%, 6/01/36                                  2,200         2,219,558
Aaa     Sacramento Cnty Hsg Auth MFHR
        (Verandas Apts) FNMA Ser 00H AMT
        5.70%, 3/01/34(c)                               2,875         2,943,770
NR      Sacramento Fin Auth
        (Sheraton Grand) Ser 99A
        6.25%, 1/01/30                                  9,000         8,548,110
AAA     Sacramento Muni Elec Rev
        MBIA Ser 03R
        5.00%, 8/15/11                                    500           547,795
NR      San Bernardino Cnty CFD
        (Kaiser Commerce Cntr) Ser 02-1
        5.90%, 9/01/33                                  4,750         4,564,227
NR      San Bernardino Cnty CFD
        (Rancho Etiwanda) Ser 01
        6.40%, 9/01/31                                  8,000         8,171,600
NR      San Bernardino Cnty CFD
        (Rancho Etiwanda) Ser 01 ETM
        6.40%, 9/01/31                                  3,150         3,217,568
Aaa     San Bernardino SFMR
        (Mtg Rev) GNMA/FNMA Ser 01-A1 AMT
        6.35%, 7/01/34(c)                               2,670         2,807,051


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 51

                                 California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
AAA     San Diego HFA MFHR
        (Rental Rev) GNMA/FNMA Ser 98C AMT
        5.25%, 1/20/40                               $  6,105     $   6,142,179
AAA     San Diego Hsg Auth MFHR
        (Vista La Rosa Apt) GNMA Ser 00A AMT
        6.00%, 7/20/41                                 10,230        10,743,853
Baa2    San Diego Redev Agy
        (Horton Plaza) Ser 03A
        4.95%, 11/01/19(c)                              1,070         1,035,150
        5.10%, 11/01/21(c)                                145           136,886
AAA     San Francisco City & Cnty Int'l Arpt
        FGIC Ser 96-II AMT Prerefunded
        6.25%, 5/01/26                                  7,000         7,404,880
AAA     San Francisco City & Cnty Int'l Arpt
        FSA Ser 00A AMT
        6.125%, 1/01/27                                 1,500         1,622,580
AAA     San Francisco City & Cnty Int'l Arpt
        MBIA Ser 10A AMT
        5.70%, 5/01/26(d)                               9,385         9,849,464
A       San Francisco Univ Ed Fac
        ACA Ser 99
        5.25%, 7/01/32                                 17,750        17,568,417
AAA     San Jose MFHR
        (Fallen Leaves Apts) AMBAC AMT
        5.15%, 6/01/36                                  1,400         1,407,658
AAA     San Jose Redev Agy Tax Alloc
        MBIA Ser 04A
        5.25%, 8/01/19                                 15,000        15,939,150
NR      Santa Margarita Wtr Fac Dist
        (Talega) Ser 99
        6.25%, 9/01/29                                 11,550        11,775,340
BB      So Calif
        Tobacco Settlement Bonds Ser 02B
        6.00%, 6/01/43                                  2,870         2,364,765
AAA     So Calif HFA SFMR
        (Mtg Rev) GNMA/FNMA Ser 92A AMT
        6.75%, 9/01/22                                     95            95,104
BBB     So Calif San Diego
        Tobacco Settlement Bonds Ser 01A
        5.625%, 6/01/43                                 7,000         5,694,640
AAA     So Tahoe Joint Pwr Fin Auth
        Ser 95A
        5.75%, 10/01/25                                 3,000         3,183,480
AAA     South Gate Pub Fin Auth
        (South Gate Redev Proj #1) XLCA Ser 02
        5.125%, 9/01/24                                 1,800         1,835,298
Baa3    Stanislaus Cnty
        Tobacco Settlement Bonds Ser 02A
        5.875%, 6/01/43(c)                              2,500         2,116,725
NR      Tejon Ranch CFD
        Ser 03
        6.125%, 9/01/27                                 1,000           988,280
        6.20%, 9/01/33                                  2,375         2,336,929


_______________________________________________________________________________

52 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                 California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
AAA     Univ of Calif Regents Hgr Ed
        FGIC Ser 01M
        5.125%, 9/01/30(a)(d)                         $12,270     $  12,475,032
Baa2    West Kern Cnty Wtr Rev
        Ser 01
        5.625%, 6/01/31(c)                              3,000         3,002,460
BBB+    Westminster Redev Agy MFHR
        (Rose Garden Apt) Ser 93A AMT
        6.75%, 8/01/24                                  4,300         4,395,202
AAA     Yorba Linda Rec Rev
        (Black Gold Golf Proj) Ser 00
        7.50%, 10/01/30                                 5,680         6,845,252
                                                                  -------------
                                                                    904,268,532
                                                                  -------------
        Connecticut-0.6%
AAA     Connecticut GO
        MBIA Ser 04-412
        8.64%, 12/01/11(a)                              5,000         5,625,900
                                                                  -------------
        Florida-0.2%
Baa3    Ft Lauderdale Arpt Fac
        (Cargo Acq Grp) Ser 03 AMT
        5.75%, 1/01/32(c)                               1,500         1,399,875
                                                                  -------------
        Total Long-Term Municipal Bonds
          (cost $880,017,626)                                       911,294,307
                                                                  -------------
        Short-Term Municipal Notes(f)-3.9%
        California-3.9%
A-1+    California Dept of Wtr Res
        Ser 02B-1
        1.07%, 5/01/22                                  3,400         3,400,000
A-1+    Ser 02B-5
        1.08%, 5/01/22                                  9,900         9,900,000
A-1+    Ser 02C-2
        1.08%, 5/01/22                                 15,675        15,675,000
A-1     Irvine Assmt Dist
        Ser 99
        1.09%, 9/02/24                                    126           126,000
A-1+    Irvine Ranch Wtr Dist
        Ser 93
        1.09%, 4/01/33                                  1,950         1,950,000
A-1+    Los Angeles Dept of Wtr & Pwr Rev
        Ser 01B-3
        1.10%, 7/01/34                                  6,300         6,300,000
A-1+    Ser 01B-6
        1.07%, 7/01/34                                    300           300,000
                                                                  -------------
                                                                     37,651,000
                                                                  -------------

_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 53

                                 California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        Illinois-0.0%
AAA     Illinois Dev Fin Auth PCR
        (Illinois Pwr Proj) AMBAC Ser 01
        1.40%, 11/01/28                                $  100     $     100,000
                                                                  -------------
        Total Short-Term Municipal Notes
          (cost $37,751,000)                                         37,751,000
                                                                  -------------
        Total Investments-98.7%
          (cost $917,768,626)                                       949,045,307
        Other assets less liabilities-1.3%                           12,805,930
                                                                  -------------
        Net Assets-100%                                           $ 961,851,237
                                                                  =============


INTEREST RATE SWAP TRANSACTIONS (see Note D)

                                                Rate Type
                                          ---------------------
                                           Payments    Payments
                                             made      received    Unrealized
     Swap         Notional    Termination    by the     by the    Appreciation/
 Counterparty      Amount        Date      Portfolio  Portfolio  (Depreciation)
-------------------------------------------------------------------------------
  J. P. Morgan   $15,065,000    07/08/05     1.257%       BMA*      $ 70,285
  J. P. Morgan     7,300,000    06/08/05     1.250%       BMA*        29,496
  Merrill Lynch   52,700,000    02/03/06      BMA*      85.10% of     23,717
                                                         1 Month
                                                         LIBOR+
  J. P. Morgan     7,655,000    11/18/04     1.297%       BMA*        (9,406)


*  BMA (Bond Market Association)

+  LIBOR (London Interbank Offered Rate)


_______________________________________________________________________________

54 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                 California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


FINANCIAL FUTURES CONTRACTS (See Note D)

                                                       Value at    Unrealized
                  Number of   Expiration   Original    April 30,  Appreciation/
   Type           Contracts      Month       Value       2004    (Depreciation)
-------------------------------------------------------------------------------
PURCHASED CONTRACTS

U.S. T-Note
5 Yr Future           15     June 2004  $  1,684,041   $1,649,063   $  (34,978)

SOLD CONTRACTS

U.S. T-Note
10 Yr Future         463     June 2004    52,814,456    51,161,500   1,652,956
Swap
10 Yr Future         120     June 2004    13,218,300    12,888,750     329,550
                                                                    ----------
                                                                    $1,947,528
                                                                    ==========


See footnote summary on page 60.

See Glossary of Terms on page 60.

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 55

                         Insured California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


INSURED CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2004 (unaudited)

Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
        MUNICIPAL BONDS-97.8%
        Long-Term Municipal Bonds-97.8%
        California-97.8%
AAA     Alameda Transp Auth
        MBIA Ser 99A
        Zero coupon, 10/01/37                        $ 16,340     $   2,350,019
A+      California Cnty Tob Sec Agy
        (Fresno Cnty) Ser 02
        6.00%, 5/01/37                                  2,500         2,129,200
BBB+    California Dept of Wtr Res
        Ser 02A
        5.375%, 5/01/22                                 2,000         2,050,840
BBB     California GO
        5.25%, 2/01/30                                  2,000         1,969,300
AAA     California GO
        (Veterans Housing) FSA Ser 01
        5.60%, 12/01/32                                 4,415         4,465,993
AAA     California GO
        AMBAC Ser 03
        5.00%, 2/01/33                                  4,000         3,939,720
BBB     California GO
        Ser 04
        5.00%, 2/01/33                                  3,000         2,838,120
AAA     California HFA MFHR
        (Mtg Rev) AMBAC Ser 95A
        6.25%, 2/01/37                                  5,000         5,178,850
A       California Infra & Eco Dev Bank
        (American Ctr/Wine Food & Arts) ACA
        Ser 99
        5.75%, 12/01/24                                 1,250         1,312,000
AAA     California St Dept Wtr Rev
        FSA Ser 03
        9.33%, 5/01/11(a)                               5,000         5,998,500
AAA     Capistrano Sch Dist
        FGIC Ser 00A
        6.00%, 8/01/24                                  1,550         1,700,164
AAA     Capistrano Sch Dist
        FSA Ser 01B
        Zero coupon, 8/01/20                            8,465         3,671,948
        Zero coupon, 8/01/25                           16,000         4,920,320
AAA     Castaic Lake Wtr Agy
        AMBAC Ser 99A
        Zero coupon, 8/01/28                           10,445         2,687,290
AAA     Chino Redev Agy Spl Tax
        AMBAC Ser 01A
        5.125%, 9/01/30                                 4,360         4,403,426


_______________________________________________________________________________

56 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                         Insured California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
AAA     Chino Redev Agy Spl Tax
        AMBAC Ser 01B ETM
        5.25%, 9/01/30                                $ 5,540     $   5,692,017
AAA     Coronado CDD
        FSA Ser 96
        6.00%, 9/01/26                                  8,700         9,521,715
AAA     Fontana Pub Fin Auth
        (No Fontana Proj) AMBAC Ser 03A
        5.50%, 9/01/32                                  4,200         4,378,962
AAA     Fontana Pub Fin Auth
        (No Fontana Proj) MBIA Ser 93A
        5.625%, 9/01/24                                 8,805         9,061,666
AAA     Franklin-McKinley Sch Dist
        FSA Ser 02B
        5.00%, 8/01/27                                    700           701,484
AA      Golden St
        Tobacco Settlement Bonds Radian
        Ser 03
        5.50%, 6/01/43                                  2,000         2,002,740
BBB     Golden St
        Tobacco Settlement Bonds Ser 03A-1
        6.75%, 6/01/39                                  1,000           941,450
AAA     La Mirada Tax Alloc
        FSA Ser 95B
        5.90%, 8/15/24                                  5,000         5,333,500
Aa      Lancaster Redev Agy MFHR
        (High Valley Apts) FHA Ser 96A
        6.00%, 6/01/27(c)                               4,170         4,275,292
AAA     Long Beach
        (Aquarium of the Pacific Proj) AMBAC
        Ser 01
        5.25%, 11/01/30                                 7,000         7,144,060
AAA     Los Angeles Dept of Wtr & Pwr
        FGIC Ser 01A
        5.125%, 7/01/41                                 5,000         5,027,900
AAA     Los Angeles Dept of Wtr & Pwr
        MBIA Ser 01A
        5.00%, 7/01/24                                  5,900         5,931,565
AAA     Mojave Wtr Agy Imp Dist
        (Morongo Basin Pipeline) FGIC Ser 96
        5.80%, 9/01/22                                 10,000        11,007,600
AA      Montclair Redev Agy Tax Alloc
        Radian Ser 04
        5.00%, 10/01/31                                 1,000           934,950
AAA     Orange Cnty COP
        (Loma Ridge Data Ctr Proj) AMBAC
        6.00%, 6/01/21                                  1,000         1,161,520


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 57

                         Insured California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Standard &                                          Principal
Poor's                                                 Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------
AAA     Orange Cnty Recovery Certificates
        MBIA Ser 96A
        6.00%, 7/01/26                                $ 3,000     $   3,277,770
AAA     Palmdale COP
        (Park Impt & Ave C Constr Proj) MBIA
        5.00%, 9/01/32                                  3,000         2,967,510
AAA     Poway Redev Agy
        (Paguay Proj) AMBAC Ser 01 ETM
        5.375%, 12/15/31                                7,405         7,696,757
AAA     Redding Elec Sys Rev
        MBIA Ser 92A
        11.438%, 7/01/22(a)                             2,000         2,720,940
AAA     Riverside Cnty Spl Tax
        (Jurupa Valley) AMBAC Ser 01
        5.125%, 10/01/35                                5,000         5,016,400
AAA     Riverside Cnty Spl Tax
        (Jurupa Valley) AMBAC Ser 01 ETM
        5.25%, 10/01/35(d)                              8,000         8,130,240
AAA     Ross Valley Sch Dist
        FSA Ser 01
        Zero coupon, 7/01/26                            3,530         1,027,230
BB      So Calif
        Tobacco Settlement Bonds Ser 02
        6.00%, 6/01/43                                  1,635         1,347,175
AAA     So Tahoe Joint Powers Auth
        Fin Auth Ser 95A
        5.75%, 10/01/25                                 1,500         1,591,740
AAA     Univ of Calif Regents Hosp Rev
        (UCLA Med Ctr) MBIA Ser 94
        5.50%, 12/01/20                                 1,685         1,723,485
                                                                  -------------
        Total Investments-97.8%
        (cost $151,172,434)                                         158,231,358
        Other assets less liabilities-2.2%                            3,540,201
                                                                  -------------
        Net Assets-100%                                           $ 161,771,559
                                                                  =============

_______________________________________________________________________________

58 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                         Insured California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------


Insured California Portfolio--Portfolio of Investments

INTEREST RATE SWAP TRANSACTIONS (see Note D)

                                                Rate Type
                                          ---------------------
                                          Payments    Payments
                                            made      received     Unrealized
      Swap        Notional   Termination    by the     by the     Appreciation/
  Counterparty     Amount       Date      Portfolio   Portfolio  (Depreciation)
-------------------------------------------------------------------------------
  J. P. Morgan   $5,000,000   11/18/04     1.297%       BMA*        $ (5,974)
  Merrill Lynch   9,000,000   02/03/06      BMA*      85.10% of        4,050
                                                      1 Month
                                                       LIBOR+


*  BMA (Bond Market Association)

+  LIBOR (London Interbank Offered Rate)


See footnote summary on page 60.

See Glossary of Terms on page 60.

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 59

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b)  Security is in default and is non-income producing.

(c)  Moody's or Fitch Rating.

(d) Represents entire or partial position segregated as collateral for interest rate swap.

(e) Position, or portion thereof, has been segregated to collateralize margin requirements for open futures contracts sold, as follows for each respective
Portfolio: National Portfolio, $213,158, Insured National Portfolio, $103,838, New York Portfolio, $851,410, and California Portfolio $997,016.

(f) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(g)  Auction rate security.

(h) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

Glossary of Terms:

ACA   - American Capital Access Financial Guaranty Corporation
AMBAC - American Municipal Bond Assurance Corporation
AMT   - Alternative Minimum Tax - ( subject to )
CCRC  - Congregate Care Retirement Center
CDD   - Community Development District
CFD   - Community Facilities District
COP   - Cerificate of Participation
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Company
FHA   - Federal Housing Administration
FHLMC - Federal Home Loan Mortgage Corporation
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assurance Inc.
GNMA  - Government National Mortgage Association
GO    - General Obligation
HDA   - Housing Development Authority
HDC   - Housing Development Corporation
HFA   - Housing Finance Authority
HFC   - Housing Finance Corporation
IDA   - Industrial Development Authority
IDR   - Industrial Development Revenue
MBIA  - Municipal Bond Investors Assurance
MFA   - Mortgage Finance Authority
MFHR  - Multi-Family Housing Revenue
NR    - Rating not applied for (comparable in quality to those the Fund is permitted to invest in)
PCR   - Pollution Control Revenue
SFMR  - Single Family Mortgage Revenue
TFA   - Transitional Finance Authority
UDC   - Urban Development Corporation
UPMC  - University of Pennsylvania Medical Center
XLCA  - XL Capital Assurance Inc.


See notes to financial statements.


_______________________________________________________________________________

60 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------


STATEMENT OF ASSETS & LIABILITIES
April 30, 2004 (unaudited)


                                                                    Insured
                                                    National        National
                                                 =============    =============
ASSETS
Investments in securities, at value
  (cost $484,299,186 and $164,601,030,
  respectively)                                  $ 499,472,665    $ 171,535,890
Unrealized appreciation of
  swap contracts                                        58,171           15,939
Interest receivable                                  9,689,501        2,562,147
Receivable for investment securities sold            6,669,447        2,055,982
Receivable for capital stock sold                      190,127           34,629
Receivable for variation margin on
  futures contracts                                        281               -0-
                                                 -------------    -------------
Total assets                                       516,080,192      176,204,587
                                                 =============    =============
LIABILITIES
Due to custodian                                       738,560        1,068,156
Unrealized depreciation of
  swap contracts                                        15,264            5,659
Dividends payable                                      854,342          252,474
Payable for investment securities
  purchased                                            508,930        1,443,477
Payable for capital stock redeemed                     271,679           57,063
Distribution fee payable                               237,842           73,273
Advisory fee payable                                    91,212           69,447
Payable for variation margin on
  futures contracts                                         -0-          18,375
Accrued expenses                                       237,185           89,704
                                                 -------------    -------------
Total liabilities                                    2,955,014        3,077,628
                                                 -------------    -------------
Net Assets                                       $ 513,125,178    $ 173,126,959
                                                 =============    =============
COMPOSITION OF NET ASSETS
Capital stock, at par                            $      51,644    $      17,295
Additional paid-in capital                         554,357,389      169,495,072
Undistributed/distributions in excess of
  net investment income                             (1,142,054)         382,410
Accumulated net realized loss on
  investment transactions                          (55,331,932)      (4,029,498)
Net unrealized appreciation
  of investments                                    15,190,131        7,261,680
                                                 -------------    -------------
                                                 $ 513,125,178    $ 173,126,959
                                                 =============    =============

_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 61

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------


                                                                    Insured
                                                   National         National
                                                 =============    =============
CLASS A SHARES
Net assets                                       $ 351,558,641    $ 129,854,611
                                                 =============    =============
Shares of capital stock outstanding                 35,371,968       12,964,391
                                                 =============    =============
CLASS B SHARES
Net assets                                       $  88,244,144    $  29,913,678
                                                 =============    =============
Shares of capital stock outstanding                  8,888,770        2,994,152
                                                 =============    =============
CLASS C SHARES
Net assets                                       $  73,322,393    $  13,358,670
                                                 =============    =============
Shares of capital stock outstanding                  7,383,454        1,336,463
                                                 =============    =============
CALCULATION OF MAXIMUM OFFERING PRICE
CLASS A SHARES
Net asset value and redemption price
  per share                                             $ 9.94           $10.02
Sales charge--4.25% of
  public offering price                                    .44              .44
                                                        ------           ------
Maximum offering price                                  $10.38           $10.46
                                                        ======           ======
CLASS B SHARES
Net asset value and offering price
  per share                                             $ 9.93           $ 9.99
                                                        ======           ======
CLASS C SHARES
Net asset value and offering price
  per share                                             $ 9.93           $10.00
                                                        ======           ======


See notes to financial statements.


_______________________________________________________________________________

62 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------


                                                   New York        California
                                                 =============    =============
ASSETS
Investments in securities, at value
  (cost $462,642,069 and $917,768,626,
  respectively)                                  $ 481,397,304    $ 949,045,307
Cash                                                    38,953           96,262
Unrealized appreciation of
  swap contracts                                        41,688          123,498
Interest receivable                                  7,643,195       13,875,958
Receivable for investment securities sold              495,000       32,598,718
Receivable for capital stock sold                      468,254          593,320
                                                 -------------    -------------
Total assets                                       490,084,394      996,333,063
                                                 =============    =============
LIABILITIES
Unrealized depreciation of
  swap contracts                                       189,306            9,406
Payable for investment securities
  purchased                                          5,420,979       28,997,744
Payable for capital stock redeemed                     914,299        2,778,655
Dividends payable                                      762,279        1,497,547
Distribution fee payable                               257,319          483,510
Advisory fee payable                                    64,211          322,259
Payable for variation margin on
  futures contracts                                      3,672          186,375
Accrued expenses                                       143,321          206,330
                                                 -------------    -------------
Total liabilities                                    7,755,386       34,481,826
                                                 -------------    -------------
Net Assets                                       $ 482,329,008    $ 961,851,237
                                                 =============    =============
COMPOSITION OF NET ASSETS
Capital stock, at par.                           $      49,723    $      90,376
Additional paid-in capital                         484,529,711      955,917,466
Distributions in excess of
  net investment income                                (48,335)      (1,582,621)
Accumulated net realized loss on
  investment transactions                          (20,802,404)     (25,912,285)
Net unrealized appreciation
  of investments                                    18,600,313       33,338,301
                                                 -------------    -------------
                                                 $ 482,329,008    $ 961,851,237
                                                 =============    =============


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 63

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------


                                                    New York       California
                                                 =============    =============
CLASS A SHARES
Net assets                                       $ 273,783,192    $ 601,381,882
                                                 =============    =============
Shares of capital stock outstanding                 28,210,879       56,500,519
                                                 =============    =============
CLASS B SHARES
Net assets                                       $ 160,819,378    $ 207,737,583
                                                 =============    =============
Shares of capital stock outstanding                 16,591,307       19,522,566
                                                 =============    =============
CLASS C SHARES
Net assets                                       $  47,726,438    $ 152,731,772
                                                 =============    =============
Shares of capital stock outstanding                  4,921,000       14,352,790
                                                 =============    =============
CALCULATION OF MAXIMUM OFFERING PRICE
CLASS A SHARES
Net asset value and redemption price
  per share                                             $ 9.70           $10.64
Sales charge--4.25% of
  public offering price                                    .43              .47
                                                        ------           ------
Maximum offering price                                  $10.13           $11.11
                                                        ======           ======
CLASS B SHARES
Net asset value and offering price
  per share                                             $ 9.69           $10.64
                                                        ======           ======
CLASS C SHARES
Net asset value and offering price
  per share                                             $ 9.70           $10.64
                                                        ======           ======


See notes to financial statements.


_______________________________________________________________________________

64 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------


                                                                    Insured
                                                                   California
                                                                  =============
INVESTMENT INCOME
Investments in securities, at value (cost $151,172,434)           $ 158,231,358
Unrealized appreciation of swap contracts                                 4,050
Receivable for investment securities sold                             4,080,000
Interest receivable                                                   2,280,225
                                                                  -------------
Total assets                                                        164,595,633
                                                                  =============
LIABILITIES
Due to custodian                                                      2,169,285
Unrealized depreciation of swap contracts                                 5,974
Dividends payable                                                       227,261
Payable for capital stock redeemed                                      169,335
Distribution fee payable                                                 72,109
Advisory fee payable                                                     64,950
Accrued expenses                                                        115,160
                                                                  -------------
Total liabilities                                                     2,824,074
                                                                  -------------
Net Assets                                                        $ 161,771,559
                                                                  =============
COMPOSITION OF NET ASSETS
Capital stock, at par                                             $      11,644
Additional paid-in capital                                          154,501,019
Distributions in excess of net investment income                       (257,330)
Accumulated net realized gain on investment transactions                459,226
Net unrealized appreciation of investments                            7,057,000
                                                                  -------------
                                                                  $ 161,771,559
                                                                  =============
CLASS A SHARES
Net assets                                                        $ 115,481,057
                                                                  =============
Shares of capital stock outstanding                                   8,310,824
                                                                  =============
CLASS B SHARES
Net assets                                                        $  25,239,591
                                                                  =============
Shares of capital stock outstanding                                   1,817,292
                                                                  =============
CLASS C SHARES
Net assets                                                        $  21,050,911
                                                                  =============
Shares of capital stock outstanding                                   1,515,982
                                                                  =============
CALCULATION OF MAXIMUM OFFERING PRICE
CLASS A SHARES
Net asset value and redemption price per share                           $13.90
Sales charge--4.25% of public offering price                                .62
                                                                         ------
Maximum offering price                                                   $14.52
                                                                         ======
CLASS B SHARES
Net asset value and offering price per share                             $13.89
                                                                         ======
CLASS C SHARES
Net asset value and offering price per share                             $13.89
                                                                         ======


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 65

                                                        Statement of Operations
-------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
Six Months Ended April 30, 2004 (unaudited)

                                                                     Insured
                                                    National         National
                                                 =============    =============
INVESTMENT INCOME
Interest                                         $  15,533,897    $   4,846,098
                                                 -------------    -------------
EXPENSES
Advisory fee                                         1,708,428          576,990
Distribution fee--Class A                              555,011          206,154
Distribution fee--Class B                              484,543          164,485
Distribution fee--Class C                              398,905           71,520
Transfer agency                                        210,114           62,014
Custodian                                               95,274           56,470
Printing                                                55,190           10,552
Audit and legal                                         49,457           32,758
Administrative                                          47,000           47,000
Registration fees                                       26,862           15,856
Directors' fees and expenses                             2,000            2,000
Miscellaneous                                           17,387           11,422
                                                 -------------    -------------
Total expenses                                       3,650,171        1,257,221
                                                 -------------    -------------
Less: advisory fee waived (see Note B)              (1,161,731)        (146,046)
Less: expense offset arrangement
  (see Note B)                                             (20)              (6)
                                                 -------------    -------------
Net expenses                                         2,488,420        1,111,169
                                                 -------------    -------------
Net investment income                               13,045,477        3,734,929
                                                 -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions                            2,572,814          265,982
  Futures contracts                                    (38,832)              -0-
  Swaps                                                (23,700)         (13,559)
Net change in unrealized
  appreciation/depreciation of:
  Investments                                       (2,608,233)      (1,854,763)
  Futures contracts                                     14,903          316,540
  Swaps                                                130,154           80,393
                                                 -------------    -------------
Net gain (loss) on investment
  transactions                                          47,106       (1,205,407)
                                                 -------------    -------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                $  13,092,583    $   2,529,522
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

66 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                        Statement of Operations
-------------------------------------------------------------------------------



                                                   New York        California
                                                 =============    =============
INVESTMENT INCOME
Interest                                         $  14,470,383    $  28,754,931
                                                 -------------    -------------
EXPENSES
Advisory fee                                         1,627,005        3,207,558
Distribution fee--Class A                              451,947          951,375
Distribution fee--Class B                              841,969        1,142,527
Distribution fee--Class C                              254,747          818,315
Transfer agency                                        168,018          236,674
Custodian                                               89,508          135,800
Administrative                                          47,000           47,000
Audit and legal                                         37,651           44,502
Printing                                                24,098           46,186
Registration fees                                       10,185           16,524
Directors' fees and expenses                             2,000            2,000
Miscellaneous                                           18,727           28,867
                                                 -------------    -------------
Total expenses                                       3,572,855        6,677,328
                                                 -------------    -------------
Less: advisory fee waived (see Note B)              (1,236,524)      (1,283,023)
Less: expense offset arrangement
  (see Note B)                                             (15)             (20)
                                                 -------------    -------------
Net expenses                                         2,336,316        5,394,285
                                                 -------------    -------------
Net investment income                               12,134,067       23,360,646
                                                 -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized gain on:
  Investment transactions                            3,617,024       16,365,592
  Futures contracts                                    267,689          444,229
  Swaps                                                (11,404)        (110,992)
Net change in unrealized
  appreciation/depreciation of:
  Investments                                       (7,395,394)     (16,159,159)
  Futures contracts                                      4,776        1,969,393
  Swaps                                                (32,723)          12,670
                                                 -------------    -------------
Net gain (loss) on investment
  transactions                                      (3,550,032)       2,521,733
                                                 -------------    -------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                $   8,584,035    $  25,882,379
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 67

                                                        Statement of Operations
-------------------------------------------------------------------------------


                                                                     Insured
                                                                    California
                                                                  =============
INVESTMENT INCOME
Interest                                                          $   4,567,038
                                                                  -------------
EXPENSES
Advisory fee                                                            476,570
Distribution fee--Class A                                               184,771
Distribution fee--Class B                                               110,658
Distribution fee--Class C                                               139,931
Custodian                                                                58,782
Administrative                                                           47,000
Audit and legal                                                          43,371
Transfer agency                                                          32,669
Printing                                                                  6,833
Registration fees                                                         5,057
Directors' fees and expenses                                              2,000
Miscellaneous                                                            11,273
                                                                  -------------
Total expenses                                                        1,118,915
                                                                  -------------
Less: advisory fee waived (see Note B)                                  (57,555)
Less: expense offset arrangement (see Note B)                                (3)
                                                                  -------------
Net expenses                                                          1,061,357
                                                                  -------------
Net investment income                                                 3,505,681
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized gain on:
  Investment transactions                                               605,629
  Swaps                                                                  (3,180)

Net change in unrealized appreciation/depreciation of
  Investments                                                        (1,884,708)
  Swaps                                                                  (1,924)
                                                                  -------------
Net loss on investment transactions                                  (1,284,183)
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $   2,221,498
                                                                  =============


See notes to financial statements.


_______________________________________________________________________________

68 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS


                                                            National
                                                 ==============================
                                                  Six Months
                                                     Ended
                                                    April 30,       Year Ended
                                                      2004          October 31,
                                                  (unaudited)          2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $  13,045,477    $  29,882,475
Net realized gain (loss) on investment
  transactions                                       2,510,282       (9,948,872)
Net change in unrealized
  appreciation/depreciation
  of investments                                    (2,463,176)      20,949,588
                                                 -------------    -------------
Net increase in net assets
  from operations                                   13,092,583       40,883,191

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (9,463,643)     (21,495,701)
  Class B                                           (2,140,912)      (5,455,513)
  Class C                                           (1,763,021)      (4,236,930)

CAPITAL STOCK TRANSACTIONS
Net decrease                                       (43,470,042)     (79,920,466)
                                                 -------------    -------------
Total decrease                                     (43,745,035)     (70,225,419)

NET ASSETS
Beginning of period                                556,870,213      627,095,632
                                                 -------------    -------------
End of period (including distributions
  in excess of net investment income
  of ($1,142,054) and ($819,955),
  respectively)                                  $ 513,125,178    $ 556,870,213
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 69

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------


                                                       Insured National
                                                 ==============================
                                                  Six Months
                                                     Ended
                                                   April 30,       Year Ended
                                                     2004          October 31,
                                                  (unaudited)         2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $   3,734,929    $   9,055,998
Net realized gain on investment
  transactions                                         252,423        1,491,753
Net change in unrealized
  appreciation/depreciation
  of investments                                    (1,457,830)       1,343,415
                                                 -------------    -------------
Net increase in net assets from
  operations                                         2,529,522       11,891,166

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (3,046,358)      (6,310,731)
  Class B                                             (617,474)      (1,283,611)
  Class C                                             (267,543)        (574,603)

CAPITAL STOCK TRANSACTIONS
Net decrease                                       (13,041,683)     (32,945,559)
                                                 -------------    -------------
Total decrease                                     (14,443,536)     (29,223,338)

NET ASSETS
Beginning of period                                187,570,495      216,793,833
                                                 -------------    -------------
End of period (including undistributed
  net investment income of $382,410,
  and $578,856, respectively)                    $ 173,126,959    $ 187,570,495
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

70 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------


                                                            New York
                                                 ==============================
                                                  Six Months
                                                     Ended
                                                   April 30,       Year Ended
                                                      2004         October 31,
                                                  (unaudited)          2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $  12,134,067    $  26,415,643
Net realized gain (loss) on investment
  transactions                                       3,873,309       (3,471,763)
Net change in unrealized
  appreciation/depreciation
  of investments                                    (7,423,341)       9,667,991
                                                 -------------    -------------
Net increase in net assets from
  operations                                         8,584,035       32,611,871

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (7,463,214)     (16,381,761)
  Class B                                           (3,588,166)      (8,057,311)
  Class C                                           (1,086,254)      (2,481,995)

CAPITAL STOCK TRANSACTIONS
Net decrease                                       (49,800,271)     (34,714,981)
                                                 -------------    -------------
Total decrease                                     (53,353,870)     (29,024,177)

NET ASSETS
Beginning of period                                535,682,878      564,707,055
                                                 -------------    -------------
End of period (including distributions
  in excess of net investment income
  of ($48,335) and ($44,768),
  respectively)                                  $ 482,329,008    $ 535,682,878
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 71

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------


                                                           California
                                                 ==============================
                                                  Six Months
                                                     Ended
                                                    April 30,      Year Ended
                                                      2004         October 31,
                                                  (unaudited)         2003
                                                 =============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $  23,360,646   $   53,992,492
Net realized gain on investment
  transactions                                      16,698,829        2,879,475
Net change in unrealized
  appreciation/depreciation
  of investments                                   (14,177,096)     (24,217,724)
                                                 -------------   --------------
Net increase in net assets from
  operations                                        25,882,379       32,654,243

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                          (15,367,379)     (35,416,009)
  Class B                                           (4,733,936)     (11,754,028)
  Class C                                           (3,393,730)      (8,503,834)

CAPITAL STOCK TRANSACTIONS
Net decrease                                       (92,553,862)    (138,909,763)
                                                 -------------   --------------
Total decrease                                     (90,166,528)    (161,929,391)

NET ASSETS
Beginning of period                              1,052,017,765    1,213,947,156
                                                 -------------   --------------
End of period (including distributions
  in excess of net investment income
  of ($1,582,621) and ($1,448,222),
  respectively)                                  $ 961,851,237   $1,052,017,765
                                                 =============   ==============


See notes to financial statements.


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72 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------


                                                       Insured California
                                                 ==============================
                                                  Six Months
                                                     Ended
                                                   April 30,       Year Ended
                                                     2004          October 31,
                                                  (unaudited)         2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $   3,505,681    $   7,698,591
Net realized gain on investment
  transactions                                         602,449          958,179
Net change in unrealized
  appreciation/depreciation
  of investments                                    (1,886,632)      (2,241,375)
                                                 -------------    -------------
Net increase in net assets from
  operations                                         2,221,498        6,415,395

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (2,644,720)      (5,839,608)
  Class B                                             (503,353)      (1,234,036)
  Class C                                             (398,306)        (822,034)

CAPITAL STOCK TRANSACTIONS
Net decrease                                       (12,956,654)     (23,287,564)
                                                 -------------    -------------
Total decrease                                     (14,281,535)     (24,767,847)

NET ASSETS
Beginning of period                                176,053,094      200,820,941
                                                 -------------    -------------
End of period (including distributions
  in excess of net investment income
  of ($257,330) and ($216,632),
  respectively)                                  $ 161,771,559    $ 176,053,094
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 73

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Municipal Income Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of five portfolios: National Portfolio, Insured National Portfolio, New York Portfolio, California Portfolio and Insured California Portfolio (the "Portfolios"). Each of the State Portfolios are non-diversified. Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers three classes of shares: Class A, Class B and Class C Shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these notes to financial statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. ("the Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or


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74 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Taxes

It is each Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. As described more fully in the prospectus for the Portfolios, each portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. Investment gains and losses are determined on the identified cost basis. The Portfolios accrete discounts as adjustments to interest income. Additionally, the Portfolios amortize premiums on debt securities for financial statement reporting purposes.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 75

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


The New York, Insured California and California Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. Income and Expenses

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on proportionate interest in each Portfolio represented by the net assets of such class, except that each Portfolio's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares. Expenses of the Fund are charged to each Portfolio in proportion to net assets.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the National, New York and California Portfolios pay the Adviser an advisory fee at an annual rate of up to .625% of each Portfolio's average daily net assets. For the Insured National Portfolio, the Agreement provides for a fee at an annual rate of up to .625% of the first $200 million, .50% of the next $200 million and .45% in excess of $400 million of its average daily net assets. For the Insured California Portfolio, the Agreement provides for a fee at an annual rate of up to .55% of the first $200 million, .50% of the next $200 million and .45% in excess of $400 million of its average daily net assets. Such fees are accrued daily and paid monthly. For the six months ended April 30, 2004, the Adviser has voluntarily agreed to waive a portion of its advisory fees. The aggregate amounts of such fee waivers were as follows: National Portfolio, $844,506; Insured National, $38,755; New York Portfolio, $936,554; and California Portfolio, $689,196.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fees so as to charge the Portfolios at the reduced annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion of the average daily net assets of the Portfolios. Through April 30, 2004, such waiver amounted to: National Portfolio, $317,225; Insured National Portfolio, $107,271; New York Portfolio $299,970; California Portfolio, $593,827; and


_______________________________________________________________________________

76 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


Insured California Portfolio $57,555. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the National, Insured National, New York, California and Insured California Portfolios each paid $47,000 to the Adviser representing the cost of certain legal and accounting services provided to each portfolio by the Adviser for the six months ended April 30, 2004.

Each Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: National Portfolio, $132,735; Insured National Portfolio, $38,830; New York Portfolio, $93,472; California Portfolio, $118,648 and Insured California Portfolio, $15,258 for the six months ended April 30, 2004.

For the six months ended April 30, 2004, the Fund's expenses were reduced by:
National Portfolio $20; Insured National Portfolio $6; New York Portfolio $15; California Portfolio $20 and Insured California Portfolio, $3 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges from sales of Class A shares and contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the six months ended April 30, 2004 as follows:


                       Front-End          Contingent Deferred Sales Charges
                   Sales Charges       ----------------------------------------
Portfolio                Class A       Class A         Class B         Class C
-------------------------------------------------------------------------------
National                $ 14,496       $ 5,750        $ 31,695         $ 1,489
Insured National           3,257            -0-         26,039             626
New York                  14,033         9,710          94,517           2,097
California                21,912         1,604          98,626           5,186
Insured California         2,557            -0-         27,496           3,086


Accrued expenses for the National Portfolio includes $748 owed to a director under the trust's deferred compensation plan.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays distribution and servicing fees to the Distributor


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 77

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to the Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:


Portfolio                                 Class B          Class C
==========                             =============    =============
National                               $   4,429,733    $   4,446,773
Insured National                           3,664,896        1,761,948
New York                                   7,756,202        2,558,831
California                                 9,241,521        5,396,817
Insured California                         3,105,245        1,521,835


Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2004 were as follows:


Portfolio                                Purchases          Sales
==========                             =============    =============
National                               $ 179,773,507    $ 224,247,639
Insured National                          34,365,618       47,109,489
New York                                 125,713,002      175,129,316
California                               317,666,916      447,568,598
Insured California                        19,936,262       36,915,532


There were no purchases or sales of U.S. government and government agency obligations for the six months ended April 30, 2004.

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures and swap transactions) are as follows:

                                       Gross Unrealized                Net
                                 -----------------------------      Unrealized
Portfolio                        Appreciation   (Depreciation)     Appreciation
-------------------------------------------------------------------------------
National                         $ 19,251,056     $ (4,077,577)    $ 15,173,479
Insured National                    7,660,718         (725,858)       6,934,860
New York                           21,070,426       (2,315,191)      18,755,235
California                         44,113,095      (12,836,414)      31,276,681
Insured California                  7,866,639         (807,715)       7,058,924


_______________________________________________________________________________

78 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. Swap Agreements

The Fund may enter into swaps to protect itself from interest rate fluctuations on the underlying debt instruments and for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swaps contracts on the statement of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of investments.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 79

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTE E

Capital Stock

The Fund has 3,000,000,000 shares of $.001 par value capital stock authorized, divided into three classes, designated as Class A, Class B and Class C shares. Each Portfolio class consists of 200,000,000 authorized shares. Transactions in capital stock were as follows:


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended          Year           Ended          Year
                      April 30,        Ended        April 30,        Ended
                         2004       October 31,       2004        October 31,
National Portfolio   (unaudited)       2003        (unaudited)       2003
------------------   ------------  ------------  --------------  --------------
Class A
Shares sold            1,046,690     5,240,127    $ 10,665,216    $ 51,860,709
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              557,648     1,309,083       5,674,213      12,986,855
-------------------------------------------------------------------------------
Shares converted
  from Class B           372,029       722,346       3,781,562       7,171,418
-------------------------------------------------------------------------------
Shares redeemed       (4,101,013)  (11,760,872)    (41,651,895)   (116,461,855)
-------------------------------------------------------------------------------
Net decrease          (2,124,646)   (4,489,316)   $(21,530,904)   $(44,442,873)
===============================================================================

Class B
Shares sold              410,114     1,609,267    $  4,165,192    $ 15,981,804
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              120,379       319,304       1,223,518       3,160,356
-------------------------------------------------------------------------------
Shares converted
  to Class A            (372,761)     (728,467)     (3,781,562)     (7,171,418)
-------------------------------------------------------------------------------
Shares redeemed       (1,450,257)   (3,549,417)    (14,692,752)    (35,164,645)
-------------------------------------------------------------------------------
Net decrease          (1,292,525)   (2,349,313)   $(13,085,604)   $(23,193,903)
===============================================================================

Class C
Shares sold              265,611     1,473,169    $  2,692,558    $ 14,598,075
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               89,864       223,583         913,542       2,215,954
-------------------------------------------------------------------------------
Shares redeemed       (1,229,412)   (2,941,313)    (12,459,634)    (29,097,719)
-------------------------------------------------------------------------------
Net decrease            (873,937)   (1,244,561)   $ (8,853,534)   $(12,283,690)
===============================================================================


_______________________________________________________________________________

80 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended          Year           Ended          Year
                      April 30,        Ended        April 30,        Ended
Insured                  2004       October 31,       2004        October 31,
National Portfolio   (unaudited)       2003        (unaudited)       2003
------------------   ------------  ------------  --------------  --------------
Class A
Shares sold              432,853     2,002,229    $  4,472,488    $ 19,873,441
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              157,608       348,362       1,627,780       3,488,206
-------------------------------------------------------------------------------
Shares converted
  from Class B            64,693       142,406         665,215       1,425,262
-------------------------------------------------------------------------------
Shares redeemed       (1,456,606)   (5,278,934)    (15,000,099)    (52,546,736)
-------------------------------------------------------------------------------
Net decrease            (801,452)   (2,785,937)   $ (8,234,616)   $(27,759,827)
===============================================================================

Class B
Shares sold              107,531       911,807    $  1,113,065    $  9,091,873
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               36,407        79,214         375,029         791,414
-------------------------------------------------------------------------------
Shares converted
  to Class A             (64,886)     (142,768)       (665,215)     (1,425,262)
-------------------------------------------------------------------------------
Shares redeemed         (480,085)     (995,518)     (4,951,488)     (9,923,365)
-------------------------------------------------------------------------------
Net decrease            (401,033)     (147,265)   $ (4,128,609)   $ (1,465,340)
===============================================================================

Class C
Shares sold               75,277     1,069,378    $    775,484    $ 10,671,094
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               10,540        24,507         108,628         244,912
-------------------------------------------------------------------------------
Shares redeemed         (151,318)   (1,469,333)     (1,562,570)    (14,636,398)
-------------------------------------------------------------------------------
Net decrease             (65,501)     (375,448)   $   (678,458)   $ (3,720,392)
===============================================================================

_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 81

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended          Year           Ended          Year
                      April 30,        Ended        April 30,        Ended
New York                 2004       October 31,       2004        October 31,
Portfolio            (unaudited)       2003        (unaudited)       2003
---------            ------------  ------------  --------------  --------------
Class A
Shares sold              888,497     3,491,740    $  8,808,105    $ 34,192,571
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              519,815     1,142,085       5,157,095      11,178,653
-------------------------------------------------------------------------------
Shares converted
  from Class B           441,025       740,326       4,373,377       7,233,594
-------------------------------------------------------------------------------
Shares redeemed       (5,466,843)   (6,845,242)    (54,293,579)    (66,948,352)
-------------------------------------------------------------------------------
Net decrease          (3,617,506)   (1,471,091)   $(35,955,002)   $(14,343,534)
===============================================================================

Class B
Shares sold            1,166,958     2,586,012    $ 11,549,386    $ 25,279,109
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              242,630       565,149       2,404,398       5,526,205
-------------------------------------------------------------------------------
Shares converted
  to Class A            (441,595)     (741,085)     (4,373,377)     (7,233,594)
-------------------------------------------------------------------------------
Shares redeemed       (1,953,945)   (3,920,006)    (19,329,666)    (38,245,841)
-------------------------------------------------------------------------------
Net decrease            (985,952)   (1,509,930)   $ (9,749,259)   $(14,674,121)
===============================================================================

Class C
Shares sold              183,763       981,828    $  1,820,969    $  9,631,390
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               62,246       147,941         617,193       1,447,380
-------------------------------------------------------------------------------
Shares redeemed         (660,939)   (1,721,256)     (6,534,172)    (16,776,096)
-------------------------------------------------------------------------------
Net decrease            (414,930)     (591,487)   $ (4,096,010)   $ (5,697,326)
===============================================================================

_______________________________________________________________________________

82 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended          Year           Ended          Year
                      April 30,        Ended        April 30,        Ended
California               2004       October 31,       2004        October 31,
Portfolio            (unaudited)       2003        (unaudited)       2003
-----------          ------------  ------------  --------------  --------------
Class A
Shares sold            2,112,756     7,292,692    $ 22,989,772    $ 78,795,271
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              810,352     1,891,255       8,811,535      20,402,040
-------------------------------------------------------------------------------
Shares converted
  from Class B           562,331       898,827       6,090,835       9,664,034
-------------------------------------------------------------------------------
Shares redeemed       (7,629,237)  (16,348,786)    (82,577,918)   (175,475,882)
-------------------------------------------------------------------------------
Net decrease          (4,143,798)   (6,266,012)   $(44,685,776)   $(66,614,537)
===============================================================================

Class B
Shares sold              423,672     3,274,769    $  4,597,557    $ 35,504,609
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              266,868       651,921       2,894,395       7,031,904
-------------------------------------------------------------------------------
Shares converted
  to Class A            (562,533)     (893,349)     (6,090,835)     (9,664,034)
-------------------------------------------------------------------------------
Shares redeemed       (2,912,348)   (6,536,279)    (31,559,938)    (69,943,417)
-------------------------------------------------------------------------------
Net decrease          (2,784,341)   (3,502,938)   $(30,158,821)   $(37,070,938)
===============================================================================

Class C
Shares sold              352,783     2,234,781    $  3,851,590    $ 24,175,330
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              143,000       378,760       1,555,067       4,087,220
-------------------------------------------------------------------------------
Shares redeemed       (2,134,274)   (5,908,902)    (23,115,922)    (63,486,838)
-------------------------------------------------------------------------------
Net decrease          (1,638,491)   (3,295,361)   $(17,709,265)   $(35,224,288)
===============================================================================

_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 83

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended          Year           Ended          Year
Insured               April 30,        Ended        April 30,        Ended
California               2004       October 31,       2004        October 31,
Portfolio            (unaudited)       2003        (unaudited)       2003
-----------          ------------  ------------  --------------  --------------
Class A
Shares sold              170,990     1,681,945    $  2,441,522    $ 23,818,192
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               99,202       220,654       1,423,021       3,135,640
-------------------------------------------------------------------------------
Shares converted
  from Class B            64,681       131,721         921,583       1,868,598
-------------------------------------------------------------------------------
Shares redeemed         (921,472)   (3,370,471)    (13,152,066)    (48,154,482)
-------------------------------------------------------------------------------
Net decrease            (586,599)   (1,336,151)   $ (8,365,940)   $(19,332,052)
===============================================================================

Class B
Shares sold               99,366       607,694    $  1,425,694    $  8,677,397
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               21,814        54,042         312,778         768,116
-------------------------------------------------------------------------------
Shares converted
  to Class A             (64,706)     (131,793)       (921,583)     (1,868,598)
-------------------------------------------------------------------------------
Shares redeemed         (327,542)     (781,453)     (4,694,722)    (11,025,906)
-------------------------------------------------------------------------------
Net decrease            (271,068)     (251,510)   $ (3,877,833)   $ (3,448,991)
===============================================================================

Class C
Shares sold              127,236       428,885    $  1,818,644    $  6,085,894
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               17,162        34,916         246,073         495,849
-------------------------------------------------------------------------------
Shares redeemed         (194,249)     (502,296)     (2,777,598)     (7,088,264)
-------------------------------------------------------------------------------
Net decrease             (49,851)      (38,495)   $   (712,881)   $   (506,521)
===============================================================================


NOTE F

Risks Involved inInvesting in the Fund

Concentration of Credit Risk--The Portfolios of the AllianceBernstein Municipal Income Fund are State Portfolios that may invest a large portion of their assets in a particular state's municipal securities and their various political subdivisions, and the performance of each of these Portfolios may be closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.


_______________________________________________________________________________

84 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTE G

Joint Credit Facility

--A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2004.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2003 and 2002 were as follows:

NATIONAL PORTFOLIO                                2003             2002
                                              =============    =============
Distributions paid from:
  Ordinary income                             $   1,829,726    $     987,252
  Tax-exempt income                              29,358,418       32,548,930
                                              -------------    -------------
Total distributions paid                      $  31,188,144    $  33,536,182(a)
                                              =============    =============


As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:


Accumulated capital and other losses                           $ (57,318,576)(b)
Unrealized appreciation                                           17,129,669(c)
                                                               -------------
Total accumulated earnings/(deficit)                           $ (40,188,907)
                                                               =============


(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On October 31, 2003, the Portfolio had a net capital loss carryforward of $57,318,576, of which $15,049,984 expires in the year 2007, $18,808,737 expires in the year 2008, $12,984,821 expires in the year 2010 and $10,475,034 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments.

INSURED NATIONAL PORTFOLIO                        2003             2002
                                              =============    =============
Distributions paid from:
  Ordinary income                             $          -0-   $     225,314
  Tax-exempt income                               8,168,945        9,355,099
                                              -------------    -------------
Total distributions paid                      $   8,168,945    $   9,580,413(a)
                                              =============    =============


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 85

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                  $     818,328
Accumulated capital and other losses                              (3,923,460)(b)
Unrealized appreciation                                            8,361,049(c)
                                                               -------------
Total accumulated earnings/(deficit)                           $   5,255,917
                                                               =============


(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On October 31, 2003, the Portfolio had a net capital loss carryforward of $3,923,460, of which $1,909,525 expires in the year 2007, $1,593,951 in 2008 and $419,984 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the current fiscal year, $960,411 of capital loss carryforward was utilized.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NEW YORK PORTFOLIO                                2003             2002
                                              =============    =============
Distributions paid from:
  Ordinary income                             $     126,538    $     947,652
  Tax-exempt income                              26,794,529       26,970,779
                                              -------------    -------------
Total distributions paid                      $  26,921,067    $  27,918,431(a)
                                              =============    =============


As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income                 $     701,015
Accumulated capital and other losses                             (24,016,231)(b)
Unrealized appreciation/(depreciation)                            25,364,172(c)
                                                               -------------
Total accumulated earnings/(deficit)                           $   2,048,956
                                                               =============


(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On October 31, 2003, the Portfolio had a net capital loss carryforward of $24,016,231, of which $7,273,675 expires in the year 2007, $5,997,244 expires in the year 2008, $6,973,404 expires in the year 2009 and $3,771,908 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the current fiscal year, $111,494 of the capital loss carryforward expired.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments.


CALIFORNIA PORTFOLIO                              2003             2002
                                              =============    =============
Distributions paid from:
  Ordinary income                             $   2,830,191    $   2,513,951
  Tax-exempt income                              52,843,680       57,481,325
                                              -------------    -------------
Total distributions paid                      $  55,673,871    $  59,995,276(a)
                                              =============    =============


_______________________________________________________________________________

86 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:


Accumulated capital and other losses                           $ (41,606,516)(b)
Unrealized appreciation/(depreciation)                            46,510,799(c)
                                                               -------------
Total accumulated earnings/(deficit)                           $   4,904,283
                                                               =============


(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On October 31, 2003, the Portfolio had a net capital loss carryforward of $41,606,516 of which $2,052,062 expires in the year 2004, $14,469,761 expires in the year 2007, $10,170,666 expires in the year 2008, $10,406,492 expires in the year 2009 and $4,507,535 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the current fiscal year, $2,316,320 of capital loss carryforward was utilized and $1,992,681 of the capital loss carryforward expired.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments.


INSURED CALIFORNIA PORTFOLIO                       2003             2002
                                              =============    =============
Distributions paid from:
  Ordinary income                             $     374,433    $   1,639,748
  Net long-term capital gains                            -0-         871,249
                                              -------------    -------------
Total taxable distributions                         374,433        2,510,997
Distributions from tax-exempt income              7,521,245        8,526,883
                                              -------------    -------------
Total distributions paid                      $   7,895,678    $  11,037,880(a)
                                              =============    =============


As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                           $    (143,223)(b)
Unrealized appreciation/(depreciation)                             8,943,632
                                                               -------------
Total accumulated earnings/(deficit)                           $   8,800,409
                                                               =============


(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On October 31, 2003, the Portfolio had a net capital loss carryforward of $143,223, all of which expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the current fiscal year, $958,179 of the capital loss carryforward was utilized.

NOTE I

Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 87

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


that Alliance Capital Management L.P. ("Alliance Capital"), the Portfolios' Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fees. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.


_______________________________________________________________________________

88 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 89

Financial Highlights
-------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                         National Portfolio
                                            ----------------------------------------------------------------------------
                                                                              Class A
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             April 30,                       Year Ended October 31,
                                                2004     --------------------------------------------------------------
                                           (unaudited)(a)   2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $9.96        $9.80       $10.34       $10.14       $10.02       $11.09

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .26          .52          .54          .54          .55          .52
Net realized and unrealized
  gain (loss) on investment
  transactions                                  (.02)         .18         (.53)         .21          .12         (.93)
Net increase (decrease) in net
  asset value from operations                    .24          .70          .01          .75          .67         (.41)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                        (.26)        (.54)        (.54)        (.54)        (.55)        (.52)
Distributions in excess of
  net investment income                           -0-          -0-        (.01)        (.01)          -0-        (.04)
Distributions from net realized
  gain on investment
  transactions                                    -0-          -0-          -0-          -0-          -0-        (.10)
Total dividends and distributions               (.26)        (.54)        (.55)        (.55)        (.55)        (.66)
Net asset value, end of period                 $9.94        $9.96        $9.80       $10.34       $10.14       $10.02

TOTAL RETURN
Total investment return based
  on net asset value(d)                         2.36%        7.32%         .06%        7.55%        6.95%       (3.93)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $351,559     $373,416     $411,408     $425,506     $412,248     $402,922
Ratio to average net assets of:
  Expenses, net of fee waivers                   .68%(e)      .68%         .65%         .64%         .68%         .66%
  Expenses, before fee waivers                  1.11%(e)     1.11%        1.07%        1.06%        1.11%        1.12%
  Net investment income(b)                      5.00%(e)     5.25%        5.28%        5.22%        5.53%        4.86%
Portfolio turnover rate                           34%          35%          63%         194%         415%         393%



See footnote summary on page 105.


_______________________________________________________________________________

90 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                         National Portfolio
                                            ----------------------------------------------------------------------------
                                                                               Class B
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             April 30,                        Year Ended October 31,
                                                2004     ---------------------------------------------------------------
                                           (unaudited)(a)    2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $9.95        $9.79       $10.33       $10.13       $10.00       $11.08

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .22          .45          .46          .47          .48          .44
Net realized and unrealized
  gain (loss) on investment
  transactions                                  (.02)         .18         (.52)         .21          .13         (.93)
Net increase (decrease) in net
  asset value from operations                    .20          .63         (.06)         .68          .61         (.49)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                        (.22)        (.47)        (.47)        (.47)        (.48)        (.44)
Distributions in excess of
  net investment income                           -0-          -0-        (.01)        (.01)          -0-        (.05)
Distributions from net realized
  gain on investment
  transactions                                    -0-          -0-          -0-          -0-          -0-        (.10)
Total dividends and distributions               (.22)        (.47)        (.48)        (.48)        (.48)        (.59)
Net asset value, end of period                 $9.93        $9.95        $9.79       $10.33       $10.13       $10.00

TOTAL RETURN
Total investment return based
  on net asset value(d)                         2.01%        6.57%        (.62)%       6.84%        6.32%       (4.65)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $88,244     $101,287     $122,656     $132,074     $117,779     $157,090
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.40%(e)     1.39%        1.35%        1.36%        1.39%        1.37%
  Expenses, before fee waivers                  1.82%(e)     1.81%        1.77%        1.79%        1.79%        1.74%
  Net investment income(b)                      4.29%(e)     4.54%        4.57%        4.59%        4.80%        4.12%
Portfolio turnover rate                           34%          35%          63%         194%         415%         393%



See footnote summary on page 105.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 91

Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                        National Portfolio
                                            ----------------------------------------------------------------------------
                                                                             Class C
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             April 30,                        Year Ended October 31,
                                                2004     ---------------------------------------------------------------
                                          (unaudited)(a)     2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $9.95        $9.79       $10.34       $10.13       $10.00       $11.08

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .22          .45          .47          .47          .48          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                                  (.02)         .18         (.54)         .22          .13         (.94)
Net increase (decrease) in net
  asset value from operations                    .20          .63         (.07)         .69          .61         (.49)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                        (.22)        (.47)        (.47)        (.47)        (.48)        (.45)
Distributions in excess of
  net investment income                           -0-          -0-        (.01)        (.01)          -0-        (.04)
Distributions from net realized
  gain on investment
  transactions                                    -0-          -0-          -0-          -0-          -0-        (.10)
Total dividends and distributions               (.22)        (.47)        (.48)        (.48)        (.48)        (.59)
Net asset value, end of period                 $9.93        $9.95        $9.79       $10.34       $10.13       $10.00

TOTAL RETURN
Total investment return based
  on net asset value(d)                         2.01%        6.57%        (.72)%       6.94%        6.32%       (4.65)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $73,322      $82,167      $93,032      $98,825      $93,861     $111,740
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.39%(e)     1.38%        1.35%        1.35%        1.38%        1.36%
  Expenses, before fee waivers                  1.81%(e)     1.81%        1.76%        1.78%        1.79%        1.79%
  Net investment income(b)                      4.30%(e)     4.55%        4.58%        4.61%        4.83%        4.15%
Portfolio turnover rate                           34%          35%          63%         194%         415%         393%



See footnote summary on page 105.


_______________________________________________________________________________

92 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                     Insured National Portfolio
                                            ----------------------------------------------------------------------------
                                                                              Class A
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             April 30,                     Year Ended October 31,
                                                2004     ---------------------------------------------------------------
                                          (unaudited)(a)    2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.11        $9.92       $10.07        $9.58        $9.33       $10.52

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .22          .47          .45          .45          .45          .43
Net realized and unrealized
  gain (loss) on investment
  transactions                                  (.08)         .14         (.14)         .50          .26         (.95)
Net increase (decrease) in net
  asset value from operations                    .14          .61          .31          .95          .71         (.52)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                        (.23)        (.42)        (.45)        (.45)        (.45)        (.43)
Distributions in excess of
  net investment income                           -0-          -0-        (.01)        (.01)        (.01)        (.02)
Distributions from net realized
  gain on investment
  transactions                                    -0-          -0-          -0-          -0-          -0-        (.22)
Total dividends and distributions               (.23)        (.42)        (.46)        (.46)        (.46)        (.67)
Net asset value, end of period                $10.02       $10.11        $9.92       $10.07        $9.58        $9.33

TOTAL RETURN
Total investment return based
  on net asset value(d)                         1.31%        6.32%        3.13%       10.11%        7.84%       (5.28)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $129,854     $139,179     $164,154     $169,744     $161,977     $168,572
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.02%(e)     1.04%        1.01%        1.04%        1.09%         .99%
  Expenses, before fee waivers                  1.18%(e)     1.16%        1.13%        1.14%        1.16%        1.10%
  Net investment income(b)                      4.23%(e)     4.69%        4.49%        4.53%        4.83%        4.25%
Portfolio turnover rate                           19%          28%          43%         105%         311%         322%



See footnote summary on page 105.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 93

Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                      Insured National Portfolio
                                            ----------------------------------------------------------------------------
                                                                               Class B
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             April 30,                       Year Ended October 31,
                                                2004     ---------------------------------------------------------------
                                          (unaudited)(a)     2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.09        $9.89       $10.05        $9.56        $9.31       $10.52

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .18          .40          .37          .38          .40          .36
Net realized and unrealized
  gain (loss) on investment
  transactions                                  (.09)         .16         (.14)         .50          .26         (.97)
Net increase (decrease) in net
  asset value from operations                    .09          .56          .23          .88          .66         (.61)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                        (.19)        (.36)        (.38)        (.38)        (.40)        (.36)
Distributions in excess of
  net investment income                           -0-          -0-        (.01)        (.01)        (.01)        (.02)
Distributions from net realized
  gain on investment
  transactions                                    -0-          -0-          -0-          -0-          -0-        (.22)
Total dividends and distributions               (.19)        (.36)        (.39)        (.39)        (.41)        (.60)
Net asset value, end of period                 $9.99       $10.09        $9.89       $10.05        $9.56        $9.31

TOTAL RETURN
Total investment return based
  on net asset value(d)                          .87%        5.71%        2.34%        9.39%        7.10%       (6.10)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $29,914      $34,243      $35,048      $35,326      $25,070      $32,585
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.74%(e)     1.75%        1.72%        1.75%        1.80%        1.70%
  Expenses, before fee waivers                  1.90%(e)     1.87%        1.84%        1.85%        1.87%        1.79%
  Net investment income(b)                      3.52%(e)     4.00%        3.79%        3.83%        4.12%        3.52%
Portfolio turnover rate                           19%          28%          43%         105%         311%         322%



See footnote summary on page 105.


_______________________________________________________________________________

94 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                      Insured National Portfolio
                                            ----------------------------------------------------------------------------
                                                                              Class C
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             April 30,                         Year Ended October 31,
                                                2004     ---------------------------------------------------------------
                                           (unaudited)(a)    2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.09        $9.90       $10.05        $9.56        $9.32       $10.52

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .18          .40          .37          .38          .40          .36
Net realized and unrealized
  gain (loss) on investment
  transactions                                  (.08)         .15         (.13)         .50          .25         (.96)
Net increase (decrease) in net
  asset value from operations                    .10          .55          .24          .88          .65         (.60)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                        (.19)        (.36)        (.38)        (.38)        (.40)        (.36)
Distributions in excess of
  net investment income                           -0-          -0-        (.01)        (.01)        (.01)        (.02)
Distributions from net realized
  gain on investment
  transactions                                    -0-          -0-          -0-          -0-          -0-        (.22)
Total dividends and distributions               (.19)        (.36)        (.39)        (.39)        (.41)        (.60)
Net asset value, end of period                $10.00       $10.09        $9.90       $10.05        $9.56        $9.32

TOTAL RETURN
Total investment return based
  on net asset value(d)                          .97%        5.60%        2.44%        9.39%        6.98%       (6.00)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $13,359      $14,149      $17,592      $16,650      $13,930      $19,679
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.73%(e)     1.74%        1.71%        1.74%        1.80%        1.70%
  Expenses, before fee waivers                  1.89%(e)     1.86%        1.83%        1.85%        1.85%        1.80%
  Net investment income(b)                      3.52%(e)     3.98%        3.78%        3.84%        4.14%        3.55%
Portfolio turnover rate                           19%          28%          43%         105%         311%         322%



See footnote summary on page 105.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 95

Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                       New York Portfolio
                                            ----------------------------------------------------------------------------
                                                                             Class A
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             April 30,                        Year Ended October 31,
                                                2004     ---------------------------------------------------------------
                                          (unaudited)(a)     2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $9.79        $9.69        $9.93        $9.70        $9.45       $10.29

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .25          .50          .53          .53          .52          .51
Net realized and unrealized
  gain (loss) on investment
  transactions                                  (.10)         .11         (.25)         .22          .25         (.83)
Net increase (decrease) in net
  asset value from operations                    .15          .61          .28          .75          .77         (.32)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                        (.24)        (.51)        (.52)        (.52)        (.52)        (.51)
Distributions in excess of
  net investment income                           -0-          -0-          -0-          -0-          -0-        (.01)
Total dividends and distributions               (.24)        (.51)        (.52)        (.52)        (.52)        (.52)
Net asset value, end of period                 $9.70        $9.79        $9.69        $9.93        $9.70        $9.45

TOTAL RETURN
Total investment return based
  on net asset value(d)                         1.55%        6.39%        2.89%        7.86%        8.42%       (3.27)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $273,783     $311,596     $322,621     $326,500     $259,997     $234,835
Ratio to average net assets of:
  Expenses, net of fee waivers                   .60%(e)     0.58%         .58%         .59%         .77%         .61%
  Expenses, before fee waivers                  1.07%(e)     1.06%        1.05%        1.04%        1.10%        1.11%
  Net investment income(b)                      4.96%(e)     5.09%        5.42%        5.28%        5.46%        5.12%
Portfolio turnover rate                           25%          35%          33%          92%         187%         134%



See footnote summary on page 105.


_______________________________________________________________________________

96 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                       New York Portfolio
                                            ----------------------------------------------------------------------------
                                                                             Class B
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             April 30,                       Year Ended October 31,
                                                2004     ---------------------------------------------------------------
                                           (unaudited)(a)    2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $9.78        $9.68        $9.93        $9.70        $9.45       $10.29

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .21          .43          .46          .45          .45          .44
Net realized and unrealized
  gain (loss) on investment
  transactions                                  (.09)         .11         (.26)         .23          .25         (.83)
Net increase (decrease) in net
  asset value from operations                    .12          .54          .20          .68          .70         (.39)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                        (.21)        (.44)        (.45)        (.45)        (.45)        (.44)
Distributions in excess of
  net investment income                           -0-          -0-          -0-          -0-          -0-        (.01)
Total dividends and distributions               (.21)        (.44)        (.45)        (.45)        (.45)        (.45)
Net asset value, end of period                 $9.69        $9.78        $9.68        $9.93        $9.70        $9.45

TOTAL RETURN
Total investment return based
  on net asset value(d)                         1.20%        5.64%        2.04%        7.10%        7.61%       (3.96)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $160,819     $171,881     $184,700     $165,787     $100,651     $111,283
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.31%(e)     1.29%        1.29%        1.30%        1.48%        1.32%
  Expenses, before fee waivers                  1.78%(e)     1.77%        1.78%        1.76%        1.81%        1.76%
  Net investment income(b)                      4.25%(e)     4.38%        4.70%        4.59%        4.75%        4.38%
Portfolio turnover rate                           25%          35%          33%          92%         187%         134%



See footnote summary on page 105.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 97

Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                        New York Portfolio
                                            ----------------------------------------------------------------------------
                                                                              Class C
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             April 30,                       Year Ended October 31,
                                                2004     ---------------------------------------------------------------
                                           (unaudited)(a)   2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $9.78        $9.68        $9.94        $9.71        $9.45       $10.29

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .21          .43          .46          .46          .45          .44
Net realized and unrealized
  gain (loss) on investment
  transactions                                  (.08)         .11         (.27)         .22          .26         (.83)
Net increase (decrease) in net
  asset value from operations                    .13          .54          .19          .68          .71         (.39)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                        (.21)        (.44)        (.45)        (.45)        (.45)        (.44)
Distributions in excess of
  net investment income                           -0-          -0-          -0-          -0-          -0-        (.01)
Total dividends and distributions               (.21)        (.44)        (.45)        (.45)        (.45)        (.45)
Net asset value, end of period                 $9.70        $9.78        $9.68        $9.94        $9.71        $9.45

TOTAL RETURN
Total investment return based
  on net asset value(d)                         1.30%        5.64%        1.94%        7.09%        7.72%       (3.96)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $47,727      $52,206      $57,386      $54,631      $42,888      $48,205
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.30%(e)     1.29%        1.29%        1.30%        1.47%        1.31%
  Expenses, before fee waivers                  1.78%(e)     1.77%        1.77%        1.76%        1.80%        1.77%
  Net investment income(b)                      4.25%(e)     4.38%        4.71%        4.60%        4.76%        4.41%
Portfolio turnover rate                           25%          35%          33%          92%         187%         134%



See footnote summary on page 105.


-------------------------------------------------------------------------------
98 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                      California Portfolio
                                            ----------------------------------------------------------------------------
                                                                             Class A
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             April 30,                      Year Ended October 31,
                                                2004     ---------------------------------------------------------------
                                          (unaudited)(a)     2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.63       $10.84       $11.00       $10.88       $10.58       $11.34

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .26          .53          .55          .54          .56          .54
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .01         (.19)        (.15)         .14          .30         (.73)
Net increase (decrease) in net
  asset value from operations                    .27          .34          .40          .68          .86         (.19)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                        (.26)        (.55)        (.54)        (.54)        (.56)        (.54)
Distributions in excess of
  net investment income                           -0-          -0-        (.02)        (.02)          -0-        (.03)
Total dividends and distributions               (.26)        (.55)        (.56)        (.56)        (.56)        (.57)
Net asset value, end of period                $10.64       $10.63       $10.84       $11.00       $10.88       $10.58

TOTAL RETURN
Total investment return based
  on net asset value(d)                         2.52%        3.15%        3.82%        6.47%        8.38%       (1.80)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $601,382     $644,868     $725,242     $755,947     $714,654     $684,403
Ratio to average net assets of:
  Expenses, net of fee waivers                   .78%(e)      .77%         .76%         .77%         .84%         .71%
  Expenses, before fee waivers                  1.03%(e)     1.02%        1.01%        1.02%        1.04%        1.04%
  Net investment income(b)                      4.82%(e)     4.93%        5.05%        4.98%        5.32%        4.88%
Portfolio turnover rate                           32%          33%          23%          78%         124%          88%



See footnote summary on page 105.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 99

Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                      California Portfolio
                                            ----------------------------------------------------------------------------
                                                                             Class B
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             April 30,                        Year Ended October 31,
                                                2004     ---------------------------------------------------------------
                                           (unaudited)(a)    2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.63       $10.84       $11.00       $10.88       $10.58       $11.34

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .22          .46          .47          .46          .48          .46
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .01         (.20)        (.14)         .15          .30         (.73)
Net increase (decrease) in net
  asset value from operations                    .23          .26          .33          .61          .78         (.27)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                        (.22)        (.47)        (.47)        (.46)        (.48)        (.46)
Distributions in excess of
  net investment income                           -0-          -0-        (.02)        (.03)          -0-        (.03)
Total dividends and distributions               (.22)        (.47)        (.49)        (.49)        (.48)        (.49)
Net asset value, end of period                $10.64       $10.63       $10.84       $11.00       $10.88       $10.58

TOTAL RETURN
Total investment return based
  on net asset value(d)                         2.17%        2.43%        3.10%        5.74%        7.60%       (2.47)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $207,737     $237,147     $279,697     $269,726     $222,897     $224,924
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.49%(e)     1.48%        1.46%        1.48%        1.54%        1.41%
  Expenses, before fee waivers                  1.74%(e)     1.73%        1.72%        1.73%        1.74%        1.72%
  Net investment income(b)                      4.11%(e)     4.22%        4.35%        4.26%        4.61%        4.14%
Portfolio turnover rate                           32%          33%          23%          78%         124%          88%



See footnote summary on page 105.


_______________________________________________________________________________

100 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                       California Portfolio
                                            ----------------------------------------------------------------------------
                                                                             Class C
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             April 30,                        Year Ended October 31,
                                                2004     ---------------------------------------------------------------
                                           (unaudited)(a)    2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.63       $10.84       $11.00       $10.88       $10.58       $11.33

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .22          .46          .47          .46          .48          .46
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .01         (.20)        (.14)         .15          .30         (.72)
Net increase (decrease) in net
  asset value from operations                    .23          .26          .33          .61          .78         (.26)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                        (.22)        (.47)        (.47)        (.46)        (.48)        (.46)
Distributions in excess of
  net investment income                           -0-          -0-        (.02)        (.03)          -0-        (.03)
Total dividends and distributions               (.22)        (.47)        (.49)        (.49)        (.48)        (.49)
Net asset value, end of period                $10.64       $10.63       $10.84       $11.00       $10.88       $10.58

TOTAL RETURN
Total investment return based
  on net asset value(d)                         2.17%        2.43%        3.10%        5.74%        7.60%       (2.39)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $152,732     $170,003     $209,008     $211,502     $156,156     $159,219
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.48%(e)     1.47%        1.46%        1.47%        1.54%        1.41%
  Expenses, before fee waivers                  1.73%(e)     1.72%        1.71%        1.72%        1.74%        1.74%
  Net investment income(a)                      4.12%(e)     4.23%        4.35%        4.25%        4.62%        4.17%
Portfolio turnover rate                           32%          33%          23%          78%         124%          88%



See footnote summary on page 105.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 101

Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                   Insured California Portfolio
                                            ----------------------------------------------------------------------------
                                                                              Class A
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             April 30,                         Year Ended October 31,
                                                2004     ---------------------------------------------------------------
                                          (unaudited)(a)     2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $14.03       $14.17       $14.45       $13.74       $13.11       $14.25

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .31          .60          .62          .63          .64          .64
Net realized and unrealized
  gain (loss) on investment
  transactions                                  (.13)        (.12)        (.12)         .74          .63        (1.15)
Net increase (decrease) in net
  asset value from operations                    .18          .48          .50         1.37         1.27         (.51)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                        (.31)        (.62)        (.62)        (.63)        (.64)        (.63)
Distributions in excess of
  net investment income                           -0-          -0-        (.04)        (.03)          -0-          -0-
Distributions from net realized
  gain on investment
  transactions                                    -0-          -0-        (.12)          -0-          -0-          -0-
Total dividends and distributions               (.31)        (.62)        (.78)        (.66)        (.64)        (.63)
Net asset value, end of period                $13.90       $14.03       $14.17       $14.45       $13.74       $13.11

TOTAL RETURN
Total investment return based
  on net asset value(d)                         1.21%        3.39%        3.65%       10.16%       10.02%       (3.74)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $115,481     $124,817     $144,973     $168,469     $115,983     $111,535
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.02%(e)     1.07%        1.03%        1.04%        1.09%        1.05%
  Expenses, before fee waivers                  1.09%(e)     1.07%        1.03%        1.04%        1.09%        1.05%
  Net investment income(a)                      4.25%(e)     4.24%        4.43%        4.44%        4.82%        4.59%
Portfolio turnover rate                           12%          34%          31%         140%         174%         100%



See footnote summary on page 105.


_______________________________________________________________________________

102 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                   Insured California Portfolio
                                            ----------------------------------------------------------------------------
                                                                             Class B
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             April 30,                       Year Ended October 31,
                                                2004     ---------------------------------------------------------------
                                           (unaudited)(a)   2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $14.02       $14.16       $14.46       $13.75       $13.11       $14.25

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .25          .50          .52          .52          .54          .53
Net realized and unrealized
  gain (loss) on investment
  transactions                                  (.12)        (.12)        (.14)         .75          .64        (1.14)
Net increase (decrease) in net
  asset value from operations                    .13          .38          .38         1.27         1.18         (.61)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                        (.26)        (.52)        (.53)        (.52)        (.54)        (.53)
Distributions in excess of
  net investment income                           -0-          -0-        (.03)        (.04)          -0-          -0-
Distributions from net realized
  gain on investment
  transactions                                    -0-          -0-        (.12)          -0-          -0-          -0-
Total dividends and distributions               (.26)        (.52)        (.68)        (.56)        (.54)        (.53)
Net asset value, end of period                $13.89       $14.02       $14.16       $14.46       $13.75       $13.11

TOTAL RETURN
Total investment return based
  on net asset value(d)                          .86%        2.67%        2.76%        9.38%        9.27%       (4.44)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $25,240      $29,285      $33,133      $27,015      $18,925      $21,628
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.73%(e)     1.77%        1.73%        1.74%        1.79%        1.76%
  Expenses, before fee waivers                  1.80%(e)     1.77%        1.73%        1.74%        1.79%        1.76%
  Net investment income(b)                      3.54%(e)     3.52%        3.70%        3.72%        4.11%        3.85%
Portfolio turnover rate                           12%          34%          31%         140%         174%         100%



See footnote summary on page 105.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 103

Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  Insured California Portfolio
                                            ----------------------------------------------------------------------------
                                                                              Class C
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             April 30,                       Year Ended October 31,
                                                2004     ---------------------------------------------------------------
                                          (unaudited)(a)    2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $14.02       $14.16       $14.47       $13.75       $13.11       $14.25

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .26          .50          .52          .52          .54          .54
Net realized and unrealized
  gain (loss) on investment
  transactions                                  (.13)        (.12)        (.15)         .76          .64        (1.15)
Net increase (decrease) in net
  asset value from operations                    .13          .38          .37         1.28         1.18         (.61)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                        (.26)        (.52)        (.53)        (.52)        (.54)        (.53)
Distributions in excess of
  net investment income                           -0-          -0-        (.03)        (.04)          -0-          -0-
Distributions from net realized
  gain on investment
  transactions                                    -0-          -0-        (.12)          -0-          -0-          -0-
Total dividends and distributions               (.26)        (.52)        (.68)        (.56)        (.54)        (.53)
Net asset value, end of period                $13.89       $14.02       $14.16       $14.47       $13.75       $13.11

TOTAL RETURN
Total investment return based
  on net asset value(d)                          .86%        2.67%        2.69%        9.46%        9.27%       (4.44) %

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $21,051      $21,951      $22,715      $20,541      $15,536      $16,391
Ratio to average net assets of:
  Expenses, net of fee waivers                  1.72%(e)     1.77%        1.73%        1.74%        1.79%        1.75%
  Expenses, before fee waivers                  1.79%(e)     1.77%        1.73%        1.74%        1.79%        1.75%
  Net investment income(b)                      3.55%(e)     3.53%        3.71%        3.73%        4.12%        3.89%
Portfolio turnover rate                           12%          34%          31%         140%         174%         100%



See footnote summary on page 105.


_______________________________________________________________________________

104 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights
-------------------------------------------------------------------------------


(a) As of November 1, 2003, the Fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however prior to November 1, 2003, these interim payments were reflected within interest income/expense on the statement of operations. The effects of these changes for the six months ended April 30, 2004 were as follows:

                                                   Realized
                                                 and Unrealized    Ratio of Net
                                                 Gain (Loss) on    Investment
                                    Investment     Investment        Income
                                      Income      Transactions     to Average
                                    Per Share*     Per Share*      Net Assets
                                  -------------  ---------------  -------------
National Portfolio
  Class A                             $ -0-           $ -0-            .01%
  Class B                               -0-             -0-            .01%
  Class C                               -0-             -0-            .01%

Insured National Portfolio
  Class A                               -0-             -0-            .02%
  Class B                               -0-             -0-            .02%
  Class C                               -0-             -0-            .02%

New York Portfolio
  Class A                               -0-             -0-            .06%
  Class B                               -0-             -0-            .06%
  Class C                               -0-             -0-            .06%

California Portfolio
  Class A                               -0-             -0-            .02%
  Class B                               -0-             -0-            .02%
  Class C                               -0-             -0-            .02%

Insured California Portfolio
  Class A                               -0-             -0-            .01%
  Class B                               -0-             -0-            .01%
  Class C                               -0-             -0-            .01%


*  Per share amounts less than $0.01.

(b)  Net of fees waived by the Adviser.

(c)  Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 105

                                                             Board of Directors
-------------------------------------------------------------------------------


BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Robert B. Davidson, III, Senior Vice President
David M. Dowden(2), Vice President
Terrance T. Hults(2), Vice President
William E. Oliver, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas R. Manley, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672


(1)  Member of the Audit Committee.

(2) Messrs. Dowden and Hults are the persons primarily responsible for the day-to-day management of the Fund's investment portfolio.


_______________________________________________________________________________

106 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------


ALLIANCEBERNSTEIN FAMILY OF FUNDS


--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Research Growth Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small CapValue Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.

**  Formerly Conservative Investors Fund.

+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 107

NOTES


_______________________________________________________________________________

108 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] AllianceBernstein (SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


MUNISR0404



ITEM 2.       CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.       SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10.      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     EXHIBIT NO.    DESCRIPTION OF EXHIBIT

     11 (b) (1)     Certification of Principal Executive Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

     11 (b) (2)     Certification of Principal Financial Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

     11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund, Inc.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 30, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2004